As filed with the Securities and Exchange Commission on April 29, 2002

                                                              File No. 333-47862
                                                                       811-03488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]
   Post-Effective Amendment No. 3                                            |X|



                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 4                                                           |X|

                        (Check appropriate box or boxes.)

                             ----------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
             (fka, Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)
                         PHOENIX LIFE INSURANCE COMPANY
                (fka, Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             ----------------------

                  One American Row, Hartford, Connecticut 06102
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)


                               Tracy L. Rich, Esq.

                         Phoenix Life Insurance Company
                                One American Row
                           Hartford, Connecticut 06102
                     (Name and Address of Agent for Service)

                             ----------------------
                                    Copy to:

                             Richard J. Wirth, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                           Hartford, Connecticut 06102

                             ----------------------

It is proposed that this filing will become effective (check appropriate space):
        [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
        |X| On May 1, 2002 pursuant to paragraph (b) of Rule 485
        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ] On ________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                             ----------------------
================================================================================

                                     PART A

                             PHOENIX INCOME CHOICE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2002


    This prospectus describes a single premium immediate fixed and variable annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account and the Fixed Income Allocation ("FIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds. The portion of your premium allocated to the FIA will purchase fixed annuity payments.

THE PHOENIX EDGE SERIES FUND
----------------------------

[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-Aberdeen New Asia Series
[diamond]  Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
[diamond]  Phoenix-Janus Growth Series
[diamond]  Phoenix-MFS Investors Growth Stock Series
[diamond]  Phoenix-MFS Investors Trust Series
[diamond]  Phoenix-MFS Value Series
[diamond]  Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond]  Phoenix-Seneca Strategic Theme Series
[diamond]  Phoenix-Van Kampen Focus Equity Series (formerly,
           Phoenix-Morgan Stanley Focus Equity Series)


AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond]  AIM V.I. Capital Appreciation Fund

[diamond]  AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund)


THE ALGER AMERICAN FUND
-----------------------
[diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
[diamond]  Mutual Shares Securities Fund

[diamond]  Templeton Foreign Securities Fund (formerly, Templeton
           International Securities Fund)

[diamond]  Templeton Growth Securities Fund


SCUDDER VIT FUNDS
-----------------
[diamond]  Scudder VIT EAFE(R) Equity Index Fund (formerly,
           Deutsche VIT EAFE(R) Equity Index Fund)
[diamond]  Scudder VIT Equity 500 Index Fund (formerly, Deutsche
           VIT Equity 500 Index Fund


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]  Wanger Foreign Forty
[diamond]  Wanger International Small Cap
[diamond]  Wanger Twenty

[diamond]  Wanger U.S. Smaller Companies (formerly, Wanger U.S. Small Cap)



      The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

      The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


      This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2002, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:       [envelope]    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                               PO Box 8027
                                                               Boston, MA 02266-8027
                                                 [telephone]   TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                        Page
---------------------------------------------------------------------

SUMMARY OF EXPENSES......................................        3
CONTRACT SUMMARY.........................................        8
FINANCIAL HIGHLIGHTS.....................................        8

PERFORMANCE HISTORY......................................        9
THE IMMEDIATE FIXED AND VARIABLE ANNUITY.................        9
PHOENIX AND THE ACCOUNT .................................        9
INVESTMENTS OF THE ACCOUNT...............................        9
FIA......................................................       12
PURCHASE OF CONTRACTS....................................       13
    Payment Upon Death Before the Annuity Date...........       13
ADDITIONAL RIDER BENEFITS................................       13
      Guaranteed Minimum Payment Rider...................       13
OPTIONAL PROGRAMS AND BENEFITS............................      13
      Transfers..........................................       13
DEDUCTIONS AND CHARGES...................................       14
    Deductions from the Premium..........................       14
    Deductions from the Contract Value...................       14
    Deductions from the Account..........................       14
    Reduced Charges or Credit Additional
     Amounts.............................................       15
THE ANNUITY PERIOD.......................................       15
    Payment Options .....................................       15
      Option A--Single Life Annuity......................       15
      Option B--Single Life Annuity with Period Certain..       15
      Option C--Joint Survivor Life Annuity .............       15

      Option D--Joint Survivor Life Annuity with
         Period Certain..................................       16
      Option E--Annuity for a Specified Period...........       16
      Option F--Life Expectancy Annuity .................       16
      Option G--Unit Refund Life Annuity.................       16
      Other Options and Rates............................       16

      Other Conditions...................................       16
    Surrender of Contract; Withdrawals...................       16

    Lapse of Contract....................................       17
    Payment Upon Death After the Annuity Date............       17

VARIABLE ACCOUNT VALUATION PROCEDURES....................       17
MISCELLANEOUS PROVISIONS.................................       17
    Assignment...........................................       17
    Deferment of Payment ................................       18
    Free Look Period.....................................       18
    Amendments to Contracts..............................       18
    Substitution of Fund Shares..........................       18
    Ownership of the Contract............................       18
FEDERAL INCOME TAXES.....................................       18
    Introduction.........................................       18
    Income Tax Status....................................       18
    Taxation of Annuities in General--
    Non-Qualified Plans..................................       19
      Surrenders or Withdrawals..........................       19
      Penalty Tax on Certain Surrenders and Withdrawals..       19
    Additional Considerations............................       19
    Diversification Standards ...........................       20
    Individual Retirement Annuity........................       20
      IRAs...............................................       20
      Penalty Tax on Certain Surrenders and
       Withdrawals from IRAs.............................       21
      Seek Tax Advice....................................       21
SALES OF CONTRACTS.......................................       21
STATE REGULATION.........................................       21
REPORTS..................................................       22
VOTING RIGHTS............................................       22
LEGAL MATTERS............................................       22
SAI......................................................       22
APPENDIX A--DEDUCTIONS FOR PREMIUM TAXES.................       A-1
APPENDIX B--ILLUSTRATIONS OF ANNUITY PAYMENTS  ASSUMING
HYPOTHETICAL RATES OF RETURN.............................       B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS....................       C-1
APPENDIX D--FINANCIAL HIGHLIGHTS.........................       D-1

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                   ALL SUBACCOUNTS

Surrender Charges(1) (as a percentage of amount withdrawn):

  Age of Premium in Complete Years 0-1..............................................         7%
  Age of Premium in Complete Years 1-2..............................................         6%
  Age of Premium in Complete Years 2-3..............................................         5%
  Age of Premium in Complete Years 3-4..............................................         4%
  Age of Premium in Complete Years 4-5..............................................         3%
  Age of Premium in Complete Years 5-6..............................................         2%
  Age of Premium in Complete Years 6-7..............................................         1%
  Age of Premium in Complete Years 7 and thereafter ................................        None

Subaccount Transfer Charge(2).......................................................        None

ANNUAL PAYMENT CHARGE

    Maximum.........................................................................        $24

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

  Maximum Risk and Administrative Fee...............................................       1.25%
  Maximum Guaranteed Minimum Payment Rider Risk and Administrative Fee..............       1.00%









-----------------------------

(1)A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges--Surrender Charges."
(2)Currently, there is no transfer charge; however, we reserve the right to charge a fee of up to $20 per transfer after the first 10 transfers each contract year.



ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                         OTHER
                                                                           OPERATING     TOTAL ANNUAL    OPERATING    TOTAL ANNUAL
                                                    INVESTMENT   RULE      EXPENSES      FUND EXPENSES    EXPENSES    FUND EXPENSES
                                                    MANAGEMENT   12B-1      BEFORE          BEFORE         AFTER          AFTER
                      SERIES                            FEE      FEES    REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(5)                      0.75%      N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia(4)                           1.00%      N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity(2, 7)                       0.85%      N/A        6.28%           7.13%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value(2, 7)        0.85%      N/A        7.08%           7.93%          0.20%           1.05%
Phoenix-Deutsche Dow 30(2, 6)                          0.35%      N/A        0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R)(2, 6)             0.35%      N/A        2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities(4, 6)     0.75%      N/A        0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth(2, 6)                  0.63%      N/A        0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth(4, 6)          0.90%      N/A        1.23%           2.13%          0.25%           1.15%
Phoenix-Goodwin Money Market(2, 6)                     0.40%      N/A        0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income(2, 6)        0.50%      N/A        0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity(2, 6)                   0.70%      N/A        0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index(1, 6)      0.45%      N/A        0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income(2, 6)                    0.80%      N/A        0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth(2, 6)                             0.85%      N/A        0.34%           1.19%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock(2, 6, 7)            0.75%      N/A        6.13%           6.88%          0.20%           0.95%
Phoenix-MFS Investors Trust(2, 6, 7)                   0.75%      N/A        6.59%           7.34%          0.20%           0.95%
Phoenix-MFS Value(2, 6, 7)                             0.75%      N/A        5.68%           6.43%          0.20%           0.95%
Phoenix-Oakhurst Growth & Income(2, 6)                 0.70%      N/A        0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation(2, 6)            0.58%      N/A        0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value(2)              0.90%      N/A        1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value(2, 6)          1.05%      N/A        0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value(2, 6)        1.05%      N/A        1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth(4, 6)                    0.80%      N/A        0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme(4, 6)                   0.75%      N/A        0.21%           0.96%          0.21%           0.96%
Phoenix-Van Kampen Focus Equity(2, 6)                  0.85%      N/A        2.33%           3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .30% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets.
(6) For the year ended December 31, 2001, the percentage of fund average net assets excludes expense offsets for custodian fees. If the expense offsets were included, the percentage of fund average net assets would not change significantly.
(7) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.

Note: each or all of the expense caps noted above may be altered or eliminated at any time without notice.




 ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                         OTHER
                                                                           OPERATING     TOTAL ANNUAL    OPERATING    TOTAL ANNUAL
                                                    INVESTMENT   RULE      EXPENSES      FUND EXPENSES    EXPENSES    FUND EXPENSES
                                                    MANAGEMENT   12B-1      BEFORE          BEFORE         AFTER          AFTER
                      SERIES                            FEE     FEES(5)  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                           0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                     0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(6)                         0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio(6)                  0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio(6)                                0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Foreign Securities Fund(8)                   0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Growth Securities Fund(10)                   0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER  VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(9)               0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund(9)                   0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(7)                                0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(2)                                1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap(3)                      1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty(1)                                       0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies(4)                       0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) This fund pays a portion or all of its expenses other than the management fee up to 0.40%.
(2) This fund pays a portion or all of its expenses other than the management fee up to 0.45%.
(3) This fund pays a portion or all of its expenses other than the management fee up to 0.60%.
(4) This fund pays a portion or all of its expenses other than the management fee up to 1.00%.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual fund expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

(10)The fund administration fee is paid indirectly through the management fee.

EXPENSE EXAMPLES

--------------------------------------------------------------------------------

    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2001, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.


    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.


                       EXPENSE EXAMPLES:

                                                 If you surrender your contract at           If you do not surrender your
                                                 the end of one of these time                contract, after each of these time
                                                 periods, you would pay:                     periods you will have paid:
                                                 --------------------------------------      ---------------------------------------
                    SERIES                        1 YEAR   3 YEARS  5 YEARS  10 YEARS          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                    ------                        ------   -------  -------  --------          ------   -------  -------  --------

Phoenix-Aberdeen International                    $ 105    $ 156     $ 209    $ 373             $ 35    $ 106      $179    $ 373
Phoenix-Aberdeen New Asia                           118      196       273      488               48      146       243      488
Phoenix-AIM Mid-Cap Equity                          163      318       N/A      N/A               93      268       N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value           171      337       N/A      N/A              101      287       N/A      N/A
Phoenix-Deutsche Dow 30                             106      159       214      382               36      109       184      382
Phoenix-Deutsche Nasdaq-100 Index(R)                118      194       270      483               48      144       240      483
Phoenix-Duff & Phelps Real Estate Securities        106      160       216      385               36      110       186      385
Phoenix-Engemann Capital Growth                     102      147       195      346               32       97       165      346
Phoenix-Engemann Small & Mid-Cap Growth             116      188       261      466               46      138       231      466
Phoenix-Goodwin Money Market                        101      144       189      335               31       94       159      335
Phoenix-Goodwin Multi-Sector Fixed Income           102      147       194      345               32       97       164      345
Phoenix-Hollister Value Equity                      105      155       208      371               35      105       178      371
Phoenix-J.P. Morgan Research Enhanced Index         102      147       194      344               32       97       164      344
Phoenix-Janus Flexible Income                       110      170       232      416               40      120       202      416
Phoenix-Janus Growth                                106      161       217      388               36      111       187      388
Phoenix-MFS Investors Growth Stock                  161      312       N/A      N/A               91      262       N/A      N/A
Phoenix-MFS Investors Trust                         165      323       N/A      N/A               95      273       N/A      N/A
Phoenix-MFS Value                                   157      301       N/A      N/A               87      251       N/A      N/A
Phoenix-Oakhurst Growth and Income                  104      153       205      365               34      103       175      365
Phoenix-Oakhurst Strategic Allocation               102      147       194      345               32       97       164      345
Phoenix-Sanford Bernstein Global Value              122      206       290      517               52      156       260      517
Phoenix-Sanford Bernstein Mid-Cap Value             110      171       234      418               40      121       204      418
Phoenix-Sanford Bernstein Small-Cap Value           118      193       269      482               48      143       239      482
Phoenix-Seneca Mid-Cap Growth                       106      158       213      380               36      108       183      380
Phoenix-Seneca Strategic Theme                      104      154       206      368               34      104       176      368
Phoenix-Van Kampen Focus Equity                     126      217       306      544               56      167       276      544
AIM V.I. Capital Appreciation Fund                  103      151       201      358               33      101       171      358

                                                 If you surrender your contract at           If you do not surrender your
                                                 the end of one of these time                contract, after each of these time
                                                 periods, you would pay:                     periods you will have paid:
                                                 --------------------------------------      ---------------------------------------
                    SERIES                        1 YEAR   3 YEARS  5 YEARS  10 YEARS          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                    ------                        ------   -------  -------  --------          ------   -------  -------  --------
AIM V.I. Premier Equity Fund                       $103     $151      $201     $358              $33     $101      $171     $358
Alger American Leveraged AllCap Portfolio           104      153       205      364               34      103       175      364
Federated Fund for U.S. Government Securities II    102      148       196      348               32       98       166      348
Federated High Income Bond Fund II                  102      148       197      349               32       98       167      349
VIP Contrafund(R) Portfolio                         102      149       198      351               32       99       168      351
VIP Growth Opportunities Portfolio                  102      149       198      352               32       99       168      352
VIP Growth Portfolio                                102      149       198      351               32       99       168      351
Mutual Shares Securities Fund                       105      157       210      375               35      107       180      375
Templeton Foreign Securities Fund                   106      160       216      385               36      110       186      385
Templeton Growth Securities Fund                    106      158       213      380               36      108       183      380
Scudder VIT EAFE(R) Equity Index Fund               103      150       199      354               33      100       169      354
Scudder VIT Equity 500 Index Fund                    98      135       175      307               28       85       145      307
Technology Portfolio                                108      164       223      398               38      114       193      398
Wanger Foreign Forty                                109      168       230      410               39      118       200      410
Wanger International Small Cap                      109      168       229      409               39      118       199      409
Wanger Twenty                                       108      165       224      400               38      115       194      400
Wanger U.S. Smaller Companies                       104      155       208      370               34      105       178      370

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions described within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract is designed to provide regular income payments from an annuity contract. It offers a combination of variable and fixed payments. If variable annuity payments are elected, second and subsequent payments will vary based upon the performance of the underlying funds.

INVESTMENT FEATURES

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum premium is $35,000.

ALLOCATION OF PREMIUM AND CONTRACT VALUE
[diamond] You may choose where your premium is invested: in one or more of the subaccounts or in the FIA.

[diamond] Transfers between the subaccounts and to the FIA can be made.

[diamond] If all or part of the premium is invested in one or more of the subaccounts, the contract value will vary with the investment performance of the subaccounts and is not guaranteed.

WITHDRAWALS
[diamond] You may make withdrawals under payment options B, D, E and F or fully surrender the contract for its surrender value less any applicable tax under payment options E and F. No withdrawals may be made under any other payment options. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
[diamond] The death benefit is calculated differently under each payment option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE PREMIUM
[diamond] Taxes--currently ranges 0% to 3.5% (varies by state).

FROM THE CONTRACT VALUE
[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] No surrender charges are taken upon the death of the annuitant.

[diamond] A declining surrender charge is assessed on withdrawals based on the date the premium is deposited:

 --------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
 --------------------------------------------------------------
 Age of Premium in     0    1   2    3   4    5   6   7+
 Complete Years
 --------------------------------------------------------------

          o The total surrender charges on a contract will never exceed 9% of the premium.

[diamond] Payment Charge--maximum of $24 each year.

FROM THE ACCOUNT
[diamond] Risk and administrative fee-- varies based on the election of the Guaranteed Minimum Payment Rider. See "Deductions and Charges - Risk and Administrative Fee"

OTHER CHARGES OR DEDUCTIONS
    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied you may return it within 20 days after you receive it and cancel the contract. You will receive the contract value in cash. However, if applicable state law requires, we will return the premium paid less any withdrawals made during the free look period. See "Free Look Period" for a detailed discussion.


MINIMUM PAYMENT
    If on any valuation date the annuity payment due is less than $20, we may make such settlement as is equitable to the payee.

LAPSE
    If on any valuation date the contract value is zero, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. See Appendix D. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.

THE IMMEDIATE VARIABLE AND FIXED ANNUITY
--------------------------------------------------------------------------------
    The immediate variable and fixed annuity contract is issued by Phoenix. If variable annuity payments are elected, the amounts held under a contract will be invested in the Account and variable annuity payments will vary in accordance with the investment experience of the investment options selected. The owner and annuitant under a contract bear the risk of investment gain or loss rather than Phoenix. However, amounts may be allocated to the FIA, in which case Phoenix will guarantee specified fixed annuity payments.

    You control the investment objective of the contract on an ongoing basis by reallocating the contract value among the subaccounts or from the subaccounts to the FIA.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the Contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the FIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.


    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.


    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.


    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) before fund expenses.


    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.


    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.


    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.


    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return.


    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.


    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation.


    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.


    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital appreciation.


    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.


    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital.

    PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation.


AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:


    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital.

    AIM V.I. PREMIER EQUITY FUND: The investment objective is to achieve long-term growth of capital with income as a secondary investment objective.


THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.


FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:


    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON FOREIGN SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

SCUDDER VIT FUNDS
    The following subaccounts invest in a corresponding fund of Scudder VIT
Funds:

    SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index.

    SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc.:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.


WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.


    WANGER U.S. SMALLER COMPANIES: The investment objective of the series is to seek long-term capital growth.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.


    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material irreconcilable conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority: (2) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulator authorities; (3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any Portfolios are being managed; (5) a difference in voting instructions given by variable life insurance policyowners, life owners, variable annuity contract owners, annuity owners or any future owners; or (6) a decision by Phoenix to disregard the voting instructions of contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------

Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series
Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Roger Engemann & Associates, Inc. ("Engemann")

o    Phoenix-Engemann Capital Growth Series
o    Phoenix-Engemann Small & Mid-Cap Growth Series

Seneca Capital Management, LLC ("Seneca")

o    Phoenix-Seneca Mid-Cap Growth Series
o    Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series
Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series
Phoenix-Van Kampen Focus Equity Series

------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.

o  Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o  Phoenix-Alliance/Bernstein Growth + Value Series
o  Phoenix-Sanford Bernstein Global Value Series
o  Phoenix-Sanford Bernstein Mid-Cap Value Series
o  Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o  Phoenix-Deutsche Dow 30 Series
o  Phoenix-Deutsche Nasdaq-100 Index(R) Series
J.P. Morgan Investment Management, Inc.
o  Phoenix-J.P. Morgan Research Enhanced Index Series
Janus Capital Corporation
o  Phoenix-Janus Flexible Income Series
o  Phoenix-Janus Growth Series
MFS Investment Management
o  Phoenix-MFS Investors Growth Stock Series
o  Phoenix-MFS Investors Trust Series
o  Phoenix-MFS Value Series
Morgan Stanley Asset Management
o  Phoenix-Van Kampen Focus Equity Series

------------------------------------------------------------------

------------------------------------------------------------------
Duff & Phelps Investment Management Co. ("DPIM")
------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------

------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC  ("PAIA")
------------------------------------------------------------------

Phoenix-Aberdeen New Asia Series

------------------------------------------------------------------

-----------------------------------------------------------------
PAIA Subadvisors
-----------------------------------------------------------------
PIC


Aberdeen Fund Managers, Inc.
o  Phoenix-Aberdeen New Asia Series


-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o  AIM V.I. Capital Appreciation Fund

o  AIM V.I. Premier Equity Fund
Fred Alger Management, Inc.

o  Alger American Leveraged AllCap Portfolio
Deutsche Asset Management

o  Scudder VIT EAFE(R) Equity Index Fund
o  Scudder VIT Equity 500 Index Fund

Federated Investment Management Company
o  Federated Fund for U.S. Government Securities II
o  Federated High Income Bond Fund II
Fidelity Management and Research Company
o  VIP Contrafund(R) Portfolio
o  VIP Growth Opportunities Portfolio
o  VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o  Mutual Shares Securities Fund
Morgan Stanley Asset Management

o  Technology Portfolio

Templeton Global Advisors Limited
o  Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.

o  Templeton Foreign Securities Fund

Wanger Asset Management, L.P.
o  Wanger Foreign Forty
o  Wanger International Small Cap
o  Wanger Twenty

o  Wanger U.S. Smaller Companies

------------------------------------------------------------------

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying fund prospectus for the fund prospectuses.


FIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate the premium to the FIA. The amount of premium you allocate to the FIA will become part of Phoenix's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

MINIMUM PREMIUM
    Generally, we require a minimum premium of $35,000:

    In certain circumstances we may reduce the premium amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)  the make-up and size of the prospective group;
(2) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium is received. We reserve the right to change these rules from time to time.

PREMIUM ALLOCATION
    The net premium received under the contract will be allocated in any combination to any subaccount or the FIA in the proportion specified when you purchased the contract.

GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 90 years of age or older. A premium in excess of $1,000,000 cannot be made without our permission.

PAYMENT UPON DEATH BEFORE THE ANNUITY DATE
    On the death of any owner, annuitant or joint annuitant before the annuity date, the death benefit equals the contract value on the date we receive due proof of death.

DEATH OF OWNER

    If the contract is held by a single owner who dies before the annuity date, we will pay the death benefit to the beneficiary. If the beneficiary has predeceased the owner, the owner's estate will be the beneficiary. If the beneficiary is the spouse of the sole owner, the beneficiary may elect to continue the contract and exercise the rights of the owner.

    If the contract is held by multiple owners and one or more owners die before the annuity date, we will pay the death benefit to the surviving owner(s), if any, who will be deemed to be the beneficiary(ies). If the only owners of the contract are spouses of each other, the surviving spouse may elect to continue the contract.

DISTRIBUTION ON DEATH OF OWNER
    Any beneficiary who is a natural person, may, within one year after we receive due proof of death, elect to receive a payment option. The payment option selected may not extend beyond such beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment option is not elected or the beneficiary is a non-natural person, the entire contract value will be distributed in a lump sum no later than five years after the date of death.

DEATH OF ANNUITANT OR JOINT ANNUITANT
    If the annuitant or joint annuitant die before the annuity date, we will pay the death benefit to the owner(s) who will be deemed to be the beneficiary(ies). If there is no surviving owner(s), we will pay the death benefit to the beneficiary(ies). Payment will be made as described above in "Distribution on Death of Owner."


ADDITIONAL RIDER BENEFITS
--------------------------------------------------------------------------------
    You may elect additional benefits that are available under your contract. A charge may be deducted from your contract value for each additional rider benefit chosen. More details will be included in the form of a rider to your contract if any of these benefits is chosen. The following benefits are currently available (if approved in your state). Additional riders also may be available as described in your policy.

GUARANTEED MINIMUM PAYMENT RIDER
    This rider is only available if you elect it when you purchase your contract. It guarantees that the each annuity payment will never be less than the initial annuity payment as long as no withdrawals are taken. If a withdrawal is taken, then the annuity payment will be reduced proportionately by the withdrawal amount.


    The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. We reserve the right to limit the subaccounts available when this rider is elected.


OPTIONAL PROGRAMS AND BENEFITS
--------------------------------------------------------------------------------

TRANSFERS
    You may transfer all or a portion of the value of the subaccounts of this contract between and among the subaccounts and from the subaccounts to the FIA. No transfers may be made from the FIA to the subaccounts. Transfers may be made by telephone or written request. We reserve the right to limit the number of transfers you may make each contract year. However, you may make up to at least twelve transfers per contract year among the subaccounts. Once each contract year, you may transfer all or a portion of the value of the subaccounts from the subaccounts to the FIA. Transfers from the subaccounts to the FIA will affect the amount of future fixed annuity payments. The amount of future fixed annuity payments will be determined by the contract value of the FIA on the date of the transfer, the amount transferred to the FIA, and the annuity payment rate in effect on the date of the transfer for the payment option selected when you purchased your contract. Any transfer charge will be deducted from the subaccounts from which the amounts are to be transferred with each such subaccount bearing a pro rata share of the transfer charge. The value of each subaccount will be determined on the valuation date that coincides with the date of transfer.

    You may also request transfers among available subaccounts or from the subaccounts to the FIA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers, telephone transfer orders will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. Currently, there is no charge for transfers. You are permitted at least one free transfer each month. We reserve the right to impose a transfer charge after the first free transfer made in each month, upon prior written notice to you. In no event, however, will such transfer charge exceed $20 per transaction. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least twelve transfers during each contract year among the subaccounts. Once each contract year, you may transfer all or a portion of the value of the subaccounts from the subaccounts to the FIA. No transfers may be made from the FIA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

DEDUCTIONS FROM THE PREMIUM

TAX
    Whether or not a tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Taxes on the premium currently range from 0% to 3.5%. We will pay any tax due upon the receipt of the premium. For a list of states and premium taxes, see Appendix A to this prospectus.

DEDUCTIONS FROM THE CONTRACT VALUE

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium is held under the contract for a certain period of time. No surrender charge will be taken from death proceeds. The deduction for surrender charges is as follows:

---------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
---------------------------------------------------------------
 Age of Premium in     0    1   2    3   4    5   6   7+
 Complete Years
---------------------------------------------------------------
    The total surrender charges on a contract will never exceed 9% of the premium, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the general account.

PAYMENT CHARGE
    We deduct a payment charge from each annuity payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum payment charge under a contract is $24 each year. It is deducted from each annuity payment in equal amounts. If you fully surrender your contract, the full payment charge if applicable, will be deducted at the time of withdrawal.

DEDUCTIONS FROM THE ACCOUNT

RISK AND ADMINISTRATIVE FEE
    We make a daily deduction from each subaccount for the risk and administrative fee. The fee is based on an annual rate of up to 1.25% for the base contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, we assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our general account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

REDUCED CHARGES OR CREDIT ADDITIONAL AMOUNTS
    We may reduce or eliminate the risk and administrative fee, the surrender or payment charge or credit additional amounts when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of the premium;

(3) whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction or elimination of charges will not be unfairly discriminatory against any person. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES

    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning on the annuity date and during which payments to you are made.

PAYMENT OPTIONS
    When you purchase the contract, you must choose among the available payment options. The options allow you to choose:

[diamond] Payments Options A, B, C, D, E, F, and G. Variable annuity payments attributed to premium allocated to the subaccounts depend on subaccount investment performance. Any payments attributed to premium allocated to the FIA will provide fixed annuity payments while either the annuitant or joint annuitant is living. The minimum payment due must be at least $20.

    The annuity payments begin on the annuity date. The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed interest rate for the variable annuity payments is 3%, 5% or 6% on an annual basis (subject to state availability). The assumed rate is selected when you purchase the contract. It is used to calculate the first variable annuity payment and is the smallest net rate of investment return required to ensure that the dollar amount of variable annuity payments does not decrease. The amount of subsequent variable annuity payments will depend on the relationship between the assumed interest rate and the actual investment performance of each subaccount. Although choosing a higher assumed interest rate will generate a higher first variable annuity payment than choosing a lower assumed interest rate, a contract with a higher assumed interest rate must earn a higher net rate of investment return than a contract with a lower assumed interest rate to ensure that the dollar amount of subsequent variable annuity payments does not decrease. The contract will not be issued with variable annuity payments if you do not select an assumed interest rate.

    We make daily deductions from contract values held in subaccounts for the risk and administrative fee. These charges affect all variable annuity payments.

    The following descriptions should allow you to compare the basic differences of the currently available payment options.

OPTION A--SINGLE LIFE ANNUITY
    Provides annuity payments based on the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OPTION B--SINGLE LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments based on the life of the annuitant. In the event of the death of the annuitant, the annuity payments are made to the annuitant's beneficiary until the end of the 10, 15, or 20-year period selected.

OPTION C--JOINT SURVIVOR LIFE ANNUITY
    Provides annuity payments while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor at a level of 100% or 50% of the original level elected when you purchased your contract. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION D--JOINT SURVIVOR  LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of the 10, 15 or 20-year period certain at a level of 100% or 50% of the original level elected when you purchased your contract. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--ANNUITY FOR SPECIFIED PERIOD
    Provides annuity payments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30, but may not be greater than 100 minus the age of the annuitant. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary.

OPTION F--LIFE EXPECTANCY ANNUITY
    Provides annuity payments over the annuitant's annually recalculated life expectancy. A contract owner may at anytime request withdrawals representing part or all of the remaining contract value less any applicable surrender charge. Upon the death of the annuitant, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. This option is available only if 100% of the net premium is allocated to the FIA.

OPTION G--UNIT REFUND LIFE ANNUITY
    Provides annuity payments for the lifetime of the annuitant. If the annuitant dies, the annuitant's beneficiary will receive in a lump sum (1) the value of the annuity units on the annuity date less the sum of any variable annuity payments made prior to the annuitant's death plus (2) the total amount applied to the FIA on the annuity date less the sum of any fixed annuity payments made prior to the annuitant's death.

OTHER OPTIONS AND RATES
    We may offer other payment options at the time of application. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current annuity payment rates shall be used in determining the amount of any annuity payments under the payment options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). A LED program is available to IRA participants. Any payment options elected under regular or SIMPLE IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least seven years and are in excess of the minimum distribution will be subject to any applicable surrender charge.

    If the monthly annuity payment under a payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

SURRENDER OF CONTRACT; WITHDRAWALS
    If the annuitant is living, withdrawals may be made from amounts held under payment options B, D, E or F. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts. See "Federal Income Taxes." The appropriate number of annuity units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Annuity units redeemed in a withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise.

    Under payment options B or D, you may withdraw, less any applicable surrender charge, amounts equal to the commuted value of the payments that would have been made during the certain period you chose under the payment option.

    If you withdraw the entire commuted value of the annuity payments we would have made during the certain period, we will not make any annuity payments during the years remaining in the certain period. If you withdraw only a portion of the commuted value of the annuity payments we would have made during the certain period, we will reduce the remaining annuity payments during the years remaining in the certain period. The remaining annuity payments are reduced by the same percentage as the percentage of the commuted value surrendered. Variable annuity payments will be commuted at the assumed interest rate. Fixed annuity payments will be commuted using the underlying interest rate.

    Annuity payments that are to be made after the certain period is over will not change.

    Under payment options E and F, you may withdraw, less any applicable surrender charge, all or part of the commuted value. Withdrawals under payment options E and F will affect the amount of future annuity payments.

    The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and withdrawals. See "Federal Income Taxes." A deduction for surrender charges may be imposed on withdrawals or complete surrender of a contract. See "Surrender Charges." Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or [diamond] The minimum payment due is less than $20.

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH AFTER THE ANNUITY DATE
    If an owner dies after the annuity date and there is no surviving owner, any remaining payments will be paid to the beneficiary under the payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, dies and is survived by any owner, any remaining guaranteed payments will be paid to such owner(s). If no owner survives, any remaining guaranteed payments will be paid to the beneficiary. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended. Alternatively, the surviving owner(s), or beneficiary if no owner survives, may elect to take the commuted value of any remaining guaranteed payments in a lump sum.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

ANNUITY UNIT VALUE
    The value of one annuity unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one annuity unit on any subsequent valuation date is determined by multiplying the immediately preceding annuity unit value by the applicable net investment factor for the valuation period ending on such valuation date divided by 1.000000 plus the rate of interest for the number of days in the valuation period based on the assumed interest rate.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a withdrawal of a contract. See "Surrenders of Contracts; Withdrawals."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal or complete surrender of a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone the processing of any such transactions at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b),
(c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 20 days and receive, in cash, the adjusted value of your premium. You may receive more or less than your premium depending on investment experience of the Phoenix-Goodwin Money Market Subaccount during the free look period. If applicable state law requires, we will return the full amount of the premium we received. (A longer free look period may be required by your state.)

    Your premium will temporarily be applied to the Phoenix-Goodwin Money Market Subaccount. On the annuity date, the then value of this contract's share in the Phoenix-Goodwin Money Market Subaccount will automatically be reallocated to the various subaccounts and the FIA in accordance with your instructions for the allocation of premium provided when you purchased the contract.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish regular, SIMPLE and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other income tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS
    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain regular IRAs and all SIMPLE IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the U.S. Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to IRAs. See "Penalty Tax on Surrenders and Withdrawals from IRAs."


ADDITIONAL CONSIDERATIONS

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract the income on that contract (generally the increase in the net surrender value less the premium) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the Phoenix IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.

INDIVIDUAL RETIREMENT ANNUITY
    The contract may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain IRAs which are considered sponsored by an employer for its employees will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

IRAs
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
FROM IRAs
    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner.

    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or SIMPLE IRAs, are subject to a 10% penalty if made prior to the expiration of the five-year holding period beginning with the year of the conversion.

    Generally, distributions from regular and SIMPLE IRAs must commence no later than April 1 of the calendar year following the year in which the contract owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.

SALES OF CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the Policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its general account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

o  Underwriter
o  Performance History
o  Calculation of Yield and Return
o  Calculation of Annuity Payments
o  Experts
o  Separate Account Financial Statements
o  Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        -----------     -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota(2)......................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................           X                                     1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%





NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."







(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.
(2) The tax deduction rate in South Dakota on annuity considerations exceeding $500,000 per contract is .8%.

APPENDIX B
ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF RETURN
--------------------------------------------------------------------------------
    The following illustrations have been prepared to show how investment performance affects variable annuity payments over time. The monthly annuity payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6%, and 12%. These are hypothetical rates of return and we do not guarantee that the contract would earn these returns for any one year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

    The monthly annuity payments may be more or less than shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity payments will also fluctuate. The total amount of annuity payments ultimately received will depend on cumulative investments returns and how long the annuitant lives and the payment option chosen.

    The assumed interest rate will also affect the amount of variable annuity payments. Payments will increase from one payment calculation date to the next if the net investment factor is greater than the assumed interest rate, and will decrease if the net investment factor is less than the assumed interest rate.

    Each of the following illustrations have a different assumed interest rate. The assumed interest rates of 3%, 5% and 6% are highlighted on each illustration page.


    The monthly annuity payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations assume that each fund will incur expenses at an average annual rate of 0.93% of the average daily net assets. This is a weighted average of the fund expenses shown in the annual fund expense table on pages 4 and 5. While the expense reimbursement arrangements described on pages 4 and 5 are expected to continue at least through 2002, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.40% of the average daily net assets of the subaccounts. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.16%, 3.76% and 9.69%, respectively. The $24 annual payment charge is taken as a $2 deduction from each variable annuity payment.

--------------------------------------------------------------------------------
                             PHOENIX INCOME CHOICE(SM)


                    INITIAL ANNUITY DATE:   JANUARY 1, 2002

 INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                          PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD

             FREQUENCY OF ANNUITY INCOME:   ANNUALLY

                   ASSUMED INTEREST RATE:   3.0%

                     AVERAGE EXPENSE FEE:   0.93%

             RISK AND ADMINISTRATIVE FEE:   1.25%

--------------------------------------------------------------------------------
 ANNUAL RATE OF INTEREST BEFORE EXPENSES:         0.00%    6.00%    12.00%
  ANNUAL RATE OF INTEREST AFTER EXPENSES:        -2.16%    3.76%     9.69%

PAYMENT CALCULATION DATE:                           ANNUAL PAYMENTS
--------------------------------------------------------------------------------
        January 1, 2002                          $1,000   $1,000    $1,000
        January 1, 2003                            $950   $1,007    $1,065
        January 1, 2004                            $902   $1,015    $1,134
        January 1, 2005                            $857   $1,022    $1,208
        January 1, 2006                            $814   $1,030    $1,286
        January 1, 2007                            $773   $1,038    $1,370
        January 1, 2008                            $735   $1,045    $1,459
        January 1, 2009                            $698   $1,053    $1,554
        January 1, 2010                            $663   $1,061    $1,654
        January 1, 2011                            $630   $1,069    $1,762
        January 1, 2012                            $598   $1,077    $1,876
        January 1, 2013                            $568   $1,085    $1,998
        January 1, 2014                            $540   $1,093    $2,128
        January 1, 2015                            $513   $1,101    $2,266
        January 1, 2016                            $487   $1,109    $2,414
        January 1, 2017                            $463   $1,117    $2,570
        January 1, 2018                            $439   $1,126    $2,737
        January 1, 2019                            $417   $1,134    $2,915
        January 1, 2020                            $396   $1,142    $3,104
        January 1, 2021                            $377   $1,151    $3,306

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

--------------------------------------------------------------------------------
                            PHOENIX INCOME CHOICE(SM)



                    INITIAL ANNUITY DATE:   JANUARY 1, 2002

 INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                          PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD

             FREQUENCY OF ANNUITY INCOME:   ANNUALLY

                   ASSUMED INTEREST RATE:   5.0%

                     AVERAGE EXPENSE FEE:   0.93%

             RISK AND ADMINISTRATIVE FEE:   1.25%

--------------------------------------------------------------------------------
ANNUAL RATE OF INTEREST BEFORE EXPENSES:         0.00%      6.00%    12.00%
 ANNUAL RATE OF INTEREST AFTER EXPENSES:        -2.16%      3.76%     9.69%

PAYMENT CALCULATION DATE:                            ANNUALLY PAYMENTS
--------------------------------------------------------------------------------
        January 1, 2002                         $1,000     $1,000    $1,000
        January 1, 2003                           $932       $988    $1,045
        January 1, 2004                           $868       $977    $1,091
        January 1, 2005                           $809       $965    $1,140
        January 1, 2006                           $754       $954    $1,191
        January 1, 2007                           $702       $943    $1,244
        January 1, 2008                           $655       $931    $1,300
        January 1, 2009                           $610       $921    $1,358
        January 1, 2010                           $568       $910    $1,419
        January 1, 2011                           $530       $899    $1,482
        January 1, 2012                           $493       $888    $1,548
        January 1, 2013                           $460       $878    $1,617
        January 1, 2014                           $428       $868    $1,690
        January 1, 2015                           $399       $857    $1,765
        January 1, 2016                           $372       $847    $1,844
        January 1, 2017                           $347       $837    $1,926
        January 1, 2018                           $323       $828    $2,012
        January 1, 2019                           $301       $818    $2,102
        January 1, 2020                           $280       $808    $2,196
        January 1, 2021                           $261       $799    $2,294

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

--------------------------------------------------------------------------------
                            PHOENIX INCOME CHOICE(SM)


                   INITIAL ANNUITY DATE:    JANUARY 1, 2002

INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:    $1,000

                         PAYMENT OPTION:    20 YEAR SPECIFIED PERIOD

            FREQUENCY OF ANNUITY INCOME:    ANNUALLY

                  ASSUMED INTEREST RATE:    6.0%

                    AVERAGE EXPENSE FEE:    0.93%

            RISK AND ADMINISTRATIVE FEE:    1.25%

--------------------------------------------------------------------------------
ANNUAL RATE OF INTEREST BEFORE EXPENSES:         0.00%      6.00%     12.00%
 ANNUAL RATE OF INTEREST AFTER EXPENSES:        -2.16%      3.76%      9.69%

PAYMENT CALCULATION DATE:                             ANNUAL PAYMENTS
--------------------------------------------------------------------------------
        January 1, 2002                         $1,000     $1,000     $1,000
        January 1, 2003                           $923       $979     $1,035
        January 1, 2004                           $852       $958     $1,071
        January 1, 2005                           $786       $938     $1,108
        January 1, 2006                           $726       $918     $1,147
        January 1, 2007                           $670       $899     $1,187
        January 1, 2008                           $618       $880     $1,228
        January 1, 2009                           $571       $861     $1,271
        January 1, 2010                           $527       $843     $1,315
        January 1, 2011                           $486       $825     $1,361
        January 1, 2012                           $449       $808     $1,408
        January 1, 2013                           $414       $791     $1,457
        January 1, 2014                           $382       $774     $1,508
        January 1, 2015                           $353       $758     $1,560
        January 1, 2016                           $326       $742     $1,615
        January 1, 2017                           $301       $726     $1,671
        January 1, 2018                           $278       $711     $1,729
        January 1, 2019                           $256       $696     $1,789
        January 1, 2020                           $236       $681     $1,852
        January 1, 2021                           $218       $667     $1,916

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

APPENDIX C
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life Variable Accumulation Account.

ACCUMULATION UNIT: A standard of measurement for the Phoenix-Goodwin Money Market Subaccount used to determine the value of a contract prior to the annuity date during the free look period.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set to 1.0000 on the date assets were first allocated to the Phoenix-Goodwin Money Market Subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ANNUITANT: The primary person whose life is used as the measuring life under the contract. Also, see Joint Annuitant.

ANNUITY DATE: The date we calculate and make the first annuity payment.

ANNUITY PAYMENT: The amount we pay on each payment calculation date. It is the sum of the fixed annuity payment and the variable annuity payment.

ANNUITY UNIT: A standard of measurement used in determining the amount of each variable annuity payment.

ASSUMED INTEREST RATE: The rate used to determine the variable annuity payment.

COMMUTED VALUE: The present value of any remaining guaranteed annuity payments. This amount is calculated using the assumed interest rate for variable annuity payments or the underlying interest rate for fixed annuity payments.

CONTRACT: The single premium immediate fixed and variable annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: The sum of the total value of the subaccounts and the FIA on any valuation date.

FIA: The Fixed Income Allocation is an investment option within our general account.

FIXED ANNUITY PAYMENT: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.


JOINT ANNUITANT: A person other than the annuitant on whose life annuity payments may also be based.


ISSUE DATE: The date that the initial premium is invested under a contract.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

NET PREMIUM: The premium less any applicable tax.

PAYEE: The person you designate to receive annuity payments.

PAYMENT CALCULATION DATE: The date we calculate annuity payments. The first payment calculation date is the annuity date. After the first payment calculation date, we will calculate payments on the same date each month. We use the previous valuation date if such date is not a valuation date.

PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as a single life annuity. See "Payment Options."

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of annuitant.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

PREMIUM: The amount you pay when you purchase a contract. Generally, we require a minimum premium of $35,000.

SERIES: A separate investment portfolio of a fund.

SURRENDER VALUE: The commuted value less any applicable surrender charge.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE ANNUITY PAYMENT: An annuity providing payments that vary in amount, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of Phoenix that receives and processes incoming mail for AOD.

APPENDIX D
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

                                      SUBACCOUNT                      UNITS
                                      UNIT VALUE    SUBACCOUNT    OUTSTANDING AT
                                     BEGINNING OF   UNIT VALUE    END OF PERIOD
SUBACCOUNT                             PERIOD      END OF PERIOD   (THOUSANDS)
--------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
--------------------------------------------------------------------------------------


PHOENIX-ABERDEEN NEW ASIA
--------------------------------------------------------------------------------------


PHOENIX-AIM MID-CAP EQUITY
--------------------------------------------------------------------------------------


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
--------------------------------------------------------------------------------------


PHOENIX-DEUTSCHE DOW 30
--------------------------------------------------------------------------------------


PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
--------------------------------------------------------------------------------------


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
--------------------------------------------------------------------------------------


PHOENIX-ENGEMANN CAPITAL GROWTH
--------------------------------------------------------------------------------------


PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
--------------------------------------------------------------------------------------


PHOENIX-GOODWIN MONEY MARKET
--------------------------------------------------------------------------------------


PHOENIX-GOODWIN MONEY MARKET WITH GUARANTEED MINIMUM PAYMENT RIDER
--------------------------------------------------------------------------------------
  From 8/30/01* to 12/31/01             $1.000       $1.002           575

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
--------------------------------------------------------------------------------------


PHOENIX-HOLLISTER VALUE EQUITY
--------------------------------------------------------------------------------------


PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX

--------------------------------------------------------------------------------------

*Date subaccount began operations.


                                      SUBACCOUNT                      UNITS
                                      UNIT VALUE    SUBACCOUNT    OUTSTANDING AT
                                     BEGINNING OF   UNIT VALUE    END OF PERIOD
SUBACCOUNT                             PERIOD      END OF PERIOD   (THOUSANDS)
--------------------------------------------------------------------------------------

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX WITH GUARANTEED MINIMUM PAYMENT RIDER

--------------------------------------------------------------------------------------
 From 9/24/01* to 12/31/01              $1.000        $0.941          1,302

PHOENIX-JANUS FLEXIBLE INCOME
--------------------------------------------------------------------------------------


PHOENIX-JANUS GROWTH
--------------------------------------------------------------------------------------


PHOENIX-MFS INVESTORS GROWTH STOCK
--------------------------------------------------------------------------------------


PHOENIX-MFS INVESTORS TRUST
--------------------------------------------------------------------------------------


PHOENIX-MFS VALUE
--------------------------------------------------------------------------------------


PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
--------------------------------------------------------------------------------------


PHOENIX-OAKHURST GROWTH AND INCOME
--------------------------------------------------------------------------------------


PHOENIX-OAKHURST STRATEGIC ALLOCATION
--------------------------------------------------------------------------------------


PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
--------------------------------------------------------------------------------------


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
--------------------------------------------------------------------------------------


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
--------------------------------------------------------------------------------------


PHOENIX-SENECA MID-CAP GROWTH
--------------------------------------------------------------------------------------


PHOENIX-SENECA STRATEGIC THEME
--------------------------------------------------------------------------------------


PHOENIX-AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------------


PHOENIX-AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
--------------------------------------------------------------------------------------


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
--------------------------------------------------------------------------------------


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
--------------------------------------------------------------------------------------


FEDERATED HIGH INCOME BOND FUND II

--------------------------------------------------------------------------------------

*Date subaccount began operations.

                                      SUBACCOUNT                      UNITS
                                      UNIT VALUE    SUBACCOUNT    OUTSTANDING AT
                                     BEGINNING OF   UNIT VALUE    END OF PERIOD
SUBACCOUNT                             PERIOD      END OF PERIOD   (THOUSANDS)
--------------------------------------------------------------------------------------



VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------


VIP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------------


VIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------


MUTUAL SHARES SECURITIES
--------------------------------------------------------------------------------------


TEMPLETON FOREIGN SECURITIES FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
--------------------------------------------------------------------------------------


TEMPLETON GROWTH SECURITIES FUND
--------------------------------------------------------------------------------------


SCUDDER VIT EAFE(R) EQUITY INDEX FUND (FORMERLY, DEUTSCHE VIT EAFE(R) INDEX FUND)
--------------------------------------------------------------------------------------


SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
-------------------------------------------------------------------------------------


TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------


WANGER FOREIGN FORTY
--------------------------------------------------------------------------------------


WANGER INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------------


WANGER TWENTY
--------------------------------------------------------------------------------------


WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)

--------------------------------------------------------------------------------------

*Date subaccount began operations.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              PHOENIX INCOME CHOICE


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027




                         PHOENIX LIFE INSURANCE COMPANY

           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2002. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----

Underwriter.............................................................      2

Performance History.....................................................      2

Calculation of Yield and Return.........................................      5

Calculation of Annuity Payments ........................................      6

Experts ................................................................      7

Separate Account Financial Statements...................................   SA-1

Company Financial Statements............................................    F-1

UNDERWRITER
--------------------------------------------------------------------------------


    PEPCO, an indirect, wholly-owned subsidiary of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY FOR CONTRACTS
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

-----------------------------------------------------------------------------------------------------------------------------------

                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT                             INCEPTION      1 YEAR       5 YEARS     10 YEARS      SINCE
                                                                      DATE                                             INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               05/01/90     -29.54%         1.80%       5.08%        5.00%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                    09/17/96      -6.27%        -5.34%       N/A         -5.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                   10/29/01       N/A           N/A         N/A         -0.68%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                    10/29/01       N/A           N/A         N/A         -0.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                      12/20/99     -12.77%         N/A         N/A         -7.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                         08/15/00     -37.91%         N/A         N/A        -49.46%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 05/01/95      -0.76%         5.35%       N/A         11.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                              12/31/82     -39.32%         0.20%       6.68%       12.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                      08/15/00     -32.03%         N/A         N/A        -33.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                 10/08/82      -3.52%         3.30%       3.26%        4.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                    12/31/82      -1.28%         3.18%       6.46%        7.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                               03/02/98     -23.89%         N/A         N/A          8.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                  07/14/97     -18.27%         N/A         N/A          3.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                12/20/99      -0.14%         N/A         N/A          2.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                         12/20/99     -29.35%         N/A         N/A        -18.94%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                           10/29/01       N/A           N/A         N/A         -0.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                  10/29/01       N/A           N/A         N/A         -2.98%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                            10/29/01       N/A           N/A         N/A         -1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                             03/02/98     -14.80%         N/A         N/A          2.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                        09/17/84      -5.45%         9.02%       8.62%       10.6 3%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                       11/20/00     -13.56%         N/A         N/A         -8.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      03/02/98      15.41%         N/A         N/A          1.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/00       8.27%         N/A         N/A         13.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                03/02/98     -30.54%         N/A         N/A          9.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               01/29/96     -32.62%         9.38%       N/A          9.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                              12/20/99     -21.22%         N/A         N/A        -15.26%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  03/30/01       N/A           N/A         N/A        -10.37%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                        03/30/01       N/A           N/A         N/A         -9.17%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           06/05/00     -22.01%         N/A         N/A        -28.12%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    07/15/99      -0.35%         N/A          N/A         4.02%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  07/15/99      -5.94%         N/A         N/A         -7.02%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                         06/05/00     -18.70%         N/A         N/A        -16.11%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                  06/05/00     -20.63%         N/A         N/A        -22.06%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                06/05/00     -23.67%         N/A         N/A        -23.80%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                       05/01/00      -0.34%         N/A         N/A          5.86%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   05/11/92     -22.07%        2.92%        N/A          8.14%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    05/01/00      -8.42%         N/A         N/A         -2.42%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                               07/15/99     -30.13%         N/A         N/A        -14.33%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                   10/29/01       N/A           N/A         N/A         -1.59%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                12/20/99     -52.57%         N/A         N/A        -37.21%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                02/01/99     -31.93%         N/A         N/A          7.38%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      05/01/95     -26.96%         6.40%       N/A         14.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                       02/01/99       1.68%         N/A         N/A         14.81%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       05/01/95       3.95%        10.78%       N/A         16.78%

-----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees annual contract fee, risk and administrative charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.



                               ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                     1992    1993    1994    1995     1996    1997    1998    1999    2000     2001
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series           -13.91%  36.75%  -1.19%   8.24%   17.18%  10.66%  26.35%  27.91% -16.86%  -25.00%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                         -33.24%  -5.64%  49.12% -17.01%   -0.25%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth + Value Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                                                                                    -6.73%   -7.16%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Nasdaq-100 Index(R) Series                                                                                 -33.91%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series                               31.46%  20.55% -22.19%   3.48%  29.18%    5.28%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series            8.93%  18.23%   0.21%  29.27%   11.18%  19.59%  28.41%  28.08% -18.81%  -35.41%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series                                                                            -27.65%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series               2.29%   1.60%   2.56%   4.39%    3.72%   3.88%   3.80%   3.53%   4.73%    2.52%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series  8.72%  14.48%  -6.64%  22.02%   11.02%   9.71%  -5.34%   4.15%   5.16%    4.76%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                     22.79%  30.55%  -18.99%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index Series                                                30.05%  17.36% -12.57%  -13.01%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                               5.11%    5.90%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                      -12.28%  -24.80%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                   15.56%  -7.77%   -9.32%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series      9.28%   9.64%  -2.66%  16.78%    7.70%  19.25%  19.30%   9.88%  -0.66%    0.59%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series                                                                              -8.01%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                           -11.40%  15.46%   21.45%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series                                                                           14.31%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                      43.84%  12.34%  -26.07%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                     15.73%  42.91%  53.09% -12.57%  -28.28%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Focus Equity Series                                                                           -14.24%  -16.15%
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                1.23%  34.01%   16.11%  12.10%  17.82%  42.82% -12.01%  -24.24%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                      2.75%  34.56%   13.58%  22.15%  30.76%  28.29% -15.71%  -13.66%
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                         10.63%  18.19%  55.87%  75.85% -25.78%  -16.99%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II                          7.43%    2.90%   7.23%   6.32%  -1.83%   9.61%    5.69%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                       18.89%   12.88%  12.42%   1.42%   1.05% -10.15%    0.10%
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity Contrafund(R) Portfolio                                                                  28.32%  22.61%  -7.87%  -13.47%
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity Growth Opportunities Portfolio                                                           22.96%   2.89% -18.21%  -15.52%
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity Growth Portfolio                                                                         37.65%  35.58% -12.17%  -18.76%
-----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                                                             15.98%  -1.43%  12.17%  11.85%    5.70%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                        45.19%  -3.71%  14.05%   22.21%  12.25%   7.69%  21.72%  -3.58%  -17.05%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                                         11.05%   19.47%  11.81%   7.35%  19.34%   0.22%   -2.54%
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                                             20.09%  26.05% -17.69%  -25.63%
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                                                 27.12%  18.89% -10.36%  -14.09%
-----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                             -24.54%  -49.50%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                              -2.80%  -27.54%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                    30.39%  -2.69%  14.89% 123.71% -28.75%  -22.26%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                      8.10%    7.72%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                                                     44.81%  27.83%   7.34%  23.53%  -9.31%    9.99%

-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------


    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

    Example Calculation: the following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:


Value of hypothetical pre-existing account with exactly
    one Unit at the beginning of the period:.....       $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:......        1.000095
Calculation:
   Ending account value..........................        1.000095
   Less beginning account value..................        1.000000
   Net change in account value...................        0.000095
Base period return:
   (adjusted change/beginning account value).....        0.000095
Current yield = return x (365/7) =...............           0.50%
Effective yield = [(1 + return)365/7] -1 =.......           0.50%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


      The Dow Jones Industrial Average(SM,1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500


    We may use historical performance of the subaccounts, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed subaccount expenses in all illustrations.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the payment options.

    You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option you elect.

FIXED ANNUITY PAYMENTS
    On the Annuity Date, a stream of Annuity Payments is purchased. The amount of the Fixed Annuity Payment will be the value in the Contract allocated to the Fixed Income Allocation, divided by $1,000, then multiplied by the appropriate factor for the Payment Option selected.

    Under Options A-E, guaranteed rates are based on the a-49 Annuity Table4 projected to 1985 with Projection Scale B. We use the minimum assumed interest rate of 3%. If our rates in effect on the annuity date are more favorable (i.e. higher-paying), we will use those rates.

VARIABLE ANNUITY PAYMENTS
    Variable Annuity Payments after the first payment will vary with the investment experience of the Subaccounts. Payments may be either higher or lower than the first payment.

    Under Payment Options A, B, C, D, E and G, We determine the first payment by multiplying the value in the contract held under the selected option in each Subaccount by the applicable Payment Option rate. The first payment equals the total of such amounts determined for each Subaccount. We determine future payments under these options by multiplying the number of Annuity Units in each Subaccount by the Annuity Unit Value for each Subaccount on the Payment Calculation Date. The payment will equal the sum of the amounts provided by each Subaccount.

1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted3 index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

    Under Option F, We determine the amount of the initial distribution by dividing the amount of value in the contract held under this option by the life expectancy of the Annuitant.

    Under all payment options, the first payment is based on an assumed interest rate of either 3% or 6%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    The applicable rate used to determine the first variable annuity payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)1 projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. If our rates in effect on the annuity date are more favorable (i.e. higher-paying), we will use those rates.

    We deduct a daily charge for risk and administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges".


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Income Choice(SM)) as of December 31, 2001, and the results of its operations and changes in net assets for the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, included in this prospectus, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.







--------------------------
(1) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                 ANNUAL REPORT




Phoenix
    INCOME
       CHOICE(SM)


       Phoenix Life Variable Accumulation Account
       December 31, 2001
















       [logo] PHOENIX WEALTH MANAGEMENT(R)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001


                                                                                   PHOENIX-J.P. MORGAN
                                                      PHOENIX-GOODWIN MONEY      RESEARCH ENHANCED INDEX
                                                     MARKET SUBACCOUNT WITH          SUBACCOUNT WITH
                                                        GUARANTEED MINIMUM          GUARANTEED MINIMUM
                                                          PAYMENT RIDER               PAYMENT RIDER
                                                   --------------------------   -------------------------
ASSETS
               Investments at cost                  $            577,324         $          1,164,571
                                                   ==========================   =========================
               Investments at market                $            577,324         $          1,227,615
                                                   --------------------------   -------------------------
                   Total assets                                  577,324                    1,227,615
LIABILITIES
               Accrued expenses to related party                     867                        2,255
                                                   --------------------------   -------------------------
NET ASSETS                                          $            576,457         $          1,225,360
                                                   ==========================   =========================
Accumulation units outstanding                                   575,029                    1,302,123
                                                   ==========================   =========================
Unit value                                          $           1.002482         $           0.941048
                                                   ==========================   =========================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                              PHOENIX-J.P. MORGAN
                                                                                  PHOENIX-GOODWIN MONEY     RESEARCH ENHANCED INDEX
                                                                                  MARKET SUBACCOUNT WITH       SUBACCOUNT WITH
                                                      PHOENIX-GOODWIN MONEY        GUARANTEED MINIMUM         GUARANTEED MINIMUM
                                                      MARKET SUBACCOUNT(1)           PAYMENT RIDER(2)          PAYMENT RIDER(3)
                                                   --------------------------   -------------------------   ------------------------
Investment income
               Distributions                        $              1,879         $               2,721       $             3,686
Expenses
               Mortality, expense risk and
               administrative charges                                930                         2,799                     4,558
                                                   --------------------------   -------------------------   ------------------------
Net investment income (loss)                                         949                           (78)                     (872)
                                                   --------------------------   -------------------------   ------------------------
Net realized gain (loss) from share transactions                     -                             -                         191
Net realized gain distribution from Fund                             -                             -                         -
Net unrealized appreciation (depreciation)
   on investment                                                     -                             -                      63,044
                                                   --------------------------   -------------------------   ------------------------
Net gain (loss) on investments                                       -                             -                      63,235
Net increase (decrease) in net assets resulting
   from operations                                  $                949         $                 (78)      $            62,363
                                                   ==========================   =========================   ========================






Footnotes for Statements of Operations
For the period ended December 31, 2001

(1)  From inception May 24, 2001 to December 31, 2001
(2)  From inception August 30, 2001 to December 31, 2001
(3)  From inception September 24, 2001 to December 31,




                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                              PHOENIX-J.P. MORGAN
                                                                                  PHOENIX-GOODWIN MONEY     RESEARCH ENHANCED INDEX
                                                                                  MARKET SUBACCOUNT WITH       SUBACCOUNT WITH
                                                      PHOENIX-GOODWIN MONEY        GUARANTEED MINIMUM         GUARANTEED MINIMUM
                                                      MARKET SUBACCOUNT(1)           PAYMENT RIDER(2)          PAYMENT RIDER(3)
                                                   --------------------------   -------------------------   ------------------------
FROM OPERATIONS
               Net investment income (loss)         $                949         $                 (78)      $              (872)
               Net realized gain (loss)
               Net unrealized appreciation                           -                             -                         191
                   (depreciation)                                    -                             -                      63,044
                                                   --------------------------   -------------------------   ------------------------
               Net increase (decrease) resulting
                   from operations                                   949                           (78)                   62,363
                                                   --------------------------   -------------------------   ------------------------
FROM ACCUMULATION UNIT TRANSACTIONS
               Participant deposits                              845,583                     1,762,578                       -
               Participant transfers                            (723,854)                   (1,184,349)                1,184,349
               Participant withdrawals                          (122,678)                       (1,694)                  (21,352)
                                                   --------------------------   -------------------------   ------------------------
               Net increase (decrease) in net
                   assets resulting from
                   participant transactions                         (949)                      576,535                 1,162,997
                                                   --------------------------   -------------------------   ------------------------
               Net increase (decrease) in net
                   assets                                            -                         576,457                 1,225,360
NET ASSETS
               Beginning of period                                   -                             -                         -
                                                   --------------------------   -------------------------   ------------------------
               End of period                        $                -           $             576,457       $         1,225,360
                                                   ==========================   =========================   ========================



Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1)  From inception May 24, 2001 to December 31, 2001
(2)  From inception August 30, 2001 to December 31, 2001
(3)  From inception September 24, 2001 to December 31,


                       See Notes to Financial Statements

                             PHOENIX INCOME CHOICE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    Phoenix Life Variable Accumulation Account (Phoenix Income Choice(SM)) (the "Account"), formerly Phoenix Home Life Variable Accumulation Account, is a separate investment account of Phoenix Life Insurance Company ("Phoenix") (See
Note 9), formerly Phoenix Home Life Mutual Insurance Company. Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 50 subaccounts, that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust -- Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

------------------------------------------------------------------- --------------------------------------------------------------
SERIES NAME                                                         INVESTMENT OBJECTIVE
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Aberdeen International Series                               High total return consistent with reasonable risk.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                    Long-term capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                   Long-term growth of capital.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                    Long-term capital growth.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series (formerly, Phoenix-Bankers Trust     Track the total return of the Dow Jones Industrial Average(SM)
Dow 30 Series)                                                      before fund expenses.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series (formerly,              Track the total return of the Nasdaq-100 Index(R) before fund
Phoenix-Bankers Trust Nasdaq-100(R) Series)                         expenses.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 Capital appreciation and income with approximately equal
                                                                    emphasis.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series (see Note 10)                Intermediate and long-term growth of capital, with income as a secondary consideration.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series (see Note 10)                   Long-term capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                      Long-term growth of capital.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series (see Note 10)         High total return.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                 High level of current income consistent with capital
                                                                    preservation and  liquidity.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                    Long-term total return.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Hollister Value Equity Series                               Long-term capital appreciation and a secondary investment
                                                                    objective of current income.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                  High total return.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Janus Core Equity Series (formerly, Phoenix-Janus Equity    Long-term growth of capital.
Income Series) (see Note 10)
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                Maximum total return consistent with the preservation
                                                                    of capital.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Janus Growth Series (see Note 10)                           Long-term capital growth in a manner consistent with the
                                                                    preservation of capital.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                           Long-term growth of capital and future income rather than
                                                                    current income.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                  Long-term growth of capital and secondarily to provide
                                                                    reasonable current income.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-MFS Value Series                                            Capital appreciation and reasonable income.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                          Capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Oakhurst Balanced Series (see Note 10)                      Reasonable income, long-term capital growth and conservation of capital.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                           Dividend growth, current income and capital.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series (see Note 10)          High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                       Long-term capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------

                             PHOENIX INCOME CHOICE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

------------------------------------------------------------------- --------------------------------------------------------------
SERIES NAME                                                         INVESTMENT OBJECTIVE
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      Long-term  capital appreciation  with current  income as the secondary investment objective.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    Long-term capital  appreciation.  Current income is a secondary investment objective.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                Capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               Long-term appreciation of capital.
------------------------------------------------------------------- --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  Growth of capital.
------------------------------------------------------------------- --------------------------------------------------------------
AIM V.I. Value Fund                                                 Long-term growth of capital.
------------------------------------------------------------------- --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           Long-term capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund                              Replicate, before expenses,  the performance of the Morgan
                                                                    Stanley Capital International EAFE(R) Index.
------------------------------------------------------------------- --------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                  Replicate, before expenses, the performance of the Standard
                                                                    & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------- --------------------------------------------------------------
Federated Fund for U.S. Government Securities II (see Note 10)      Current income.
------------------------------------------------------------------- --------------------------------------------------------------
Federated High Income Bond Fund II                                  High current income
------------------------------------------------------------------- --------------------------------------------------------------
VIP Contrafund(R) Portfolio                                         Long-term capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
VIP Growth Opportunities Portfolio                                  Capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
VIP Growth Portfolio                                                Capital growth.
------------------------------------------------------------------- --------------------------------------------------------------
Mutual Shares Securities Fund                                       Capital appreciation with income as a secondary objective.
------------------------------------------------------------------- --------------------------------------------------------------
Templeton Asset Strategy Fund                                       High level of total return.
------------------------------------------------------------------- --------------------------------------------------------------
Templeton Developing Markets Securities Fund                        Long-term capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
Templeton Growth Securities Fund                                    Long-term capital growth.
------------------------------------------------------------------- --------------------------------------------------------------
Templeton International Securities Fund                             Long-term capital growth.
------------------------------------------------------------------- --------------------------------------------------------------
Technology Portfolio                                                Long-term capital appreciation.
------------------------------------------------------------------- --------------------------------------------------------------
Wanger Foreign Forty                                                Long-term capital growth.
------------------------------------------------------------------- --------------------------------------------------------------
Wanger International Small Cap                                      Long-term capital growth.
------------------------------------------------------------------- --------------------------------------------------------------
Wanger Twenty                                                       Long-term capital growth.
------------------------------------------------------------------- --------------------------------------------------------------
Wanger U.S. Small Cap                                               Long-term capital growth.
------------------------------------------------------------------- --------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                             PHOENIX INCOME CHOICE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
    Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:

SUBACCOUNT                                                                                            PURCHASES            SALES
----------                                                                                            ---------            -----
The Phoenix Edge Series Fund
    Phoenix-Goodwin Money Market Series(1)                                                           $ 1,061,794        $ 1,061,600
    Phoenix-Goodwin Money Market Series with Guaranteed Minimum Payment Rider(2)                       2,140,609          1,563,285
    Phoenix-J.P. Morgan Research Enhanced Index Series with
       Guaranteed Minimum Payment Rider(3)                                                             1,183,248             18,868










(1)  From inception May 24, 2001 to December 31, 2001
(2)  From inception August 30, 2001 to December 31, 2001
(3)  From inception September 24, 2001 to December 31, 2001

                             PHOENIX INCOME CHOICE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:





                                                                PERIOD ENDED
                                                                  12/31/01
                                                              ------------------
THE PHOENIX EDGE SERIES:

PHOENIX-GOODWIN MONEY MARKET SERIES WITH
GUARANTEED MINIMUM PAYMENT RIDER(1)
Units                                                               575,029
Unit Value, end of period                                         $1.002482
Net assets, end of period (thousands)                                  $576
Expenses as a % of average net assets                                 2.25%(3)
Net investment income as a % of average net assets                  (0.06%)(3)
Total return                                                        (0.04%)


PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES WITH
GUARANTEED MINIMUM PAYMENT RIDER(2)
Units                                                             1,302,123
Unit Value, end of period                                         $0.941048
Net assets, end of period (thousands)                                $1,225
Expenses as a % of average net assets                                 2.25%(3)
Net investment income as a % of average net assets                  (0.44%)(3)
Total return                                                         18.70%



(1)  From inception August 30, 2001 to December 31, 2001
(2)  From inception September 24, 2001 to December 31, 2001
(3)  Annualized

                             PHOENIX INCOME CHOICE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE
PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                           SUBACCOUNT
                                                   ---------------------------------------------------------------------------------

                                                                                  PHOENIX-GOODWIN MONEY       PHOENIX-J.P. MORGAN
                                                            PHOENIX-               MARKET SERIES WITH       RESEARCH ENHANCED INDEX
                                                         GOODWIN MONEY             GUARANTEED MINIMUM       SERIES WITH GUARANTEED
                                                        MARKET SERICE(1)            PAYMENT RIDER(2)        MINIMUM PAYMENT RIDER(3)

                                                   --------------------------   -------------------------   ------------------------
Units outstanding, beginning of period                                     -                           -                          -
Participant deposits                                                 836,968                   1,744,620                          -
Participant transfers                                               (716,479)                 (1,167,914)                 1,341,198
Participant withdrawals                                             (120,489)                     (1,677)                   (39,075)
                                                             -----------------------------------------------------------------------
Units outstanding, end of period                                           -                     575,029                   1,302,123
                                                             =======================================================================


(1)  From inception May 24, 2001 to December 31, 2001
(2)  From inception August 30, 2001 to December 31, 2001
(3)  From inception September 24, 2001 to December 31, 2001

                             PHOENIX INCOME CHOICE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. We make a daily deduction for the risk and administrative fee for the variable accumulation account and for rider, based on an annual rate of up to 1.25% and 2.25% repectively, which is taken from the daily net assets of the subaccount.

   As compensation for administrative services provided to the Account, Phoenix generally deducts up to a maximum of $24 per annuity payment. Such fees aggregated $0 for the year ended December 31, 2001.

   PEPCO is the principal underwriter and distributor for the Account. Phoenix reimburses PEPCO for expenses incurred as underwriter.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. There are no contingent deferred sales charges deducted and paid to Phoenix for the year ended December 31, 2001.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

    On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX.

NOTE 10--PROPOSED FUND CHANGES

    On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three Series of The Phoenix Edge Series Fund into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

    Merging Series                          Surviving Series
    --------------                          ----------------
    Phoenix-Engemann Nifty Fifty Series     Phoenix-Engemann Capital Growth Series

    Phoenix-Janus Core Equity Series        Phoenix-Janus Growth Series

    Phoenix-Oakhurst Balanced Series        Phoenix-Oakhurst Strategic Allocation Series

    If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

    The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

    On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

                             PHOENIX INCOME CHOICE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS

    The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS




[logo] PRICEWATERSHOUSECOOPERS


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Income Choice(SM)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Income Choice(SM) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.




/S/PRICEWATERSHOUSECOOPERS LLP

Hartford, Connecticut
March 22, 2002

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

-------------------------------------

     PHOENIX LIFE INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
     CONSOLIDATED FINANCIAL STATEMENTS
     DECEMBER 31, 2001 AND 2000

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

Report of Independent Accountants ..........................................F-3

Consolidated Balance Sheets ................................................F-4

Consolidated Statements of Income ..........................................F-5

Consolidated Statements of Cash Flows.................................F-6 - F-7

Consolidated Statements of Changes in Stockholder's Equity
    and Comprehensive Income ...............................................F-8

Notes to Consolidated Financial Statements ..........................F-9 - F-45

PRICEWATERHOUSECOOPERS [Logo]


--------------------------------------------------------------------------------
                                                  PRICEWATERHOUSECOOPERS LLP
                                                  100 Pearl Street
                                                  Hartford CT 06103-4508
                                                  Telephone  (860) 241 7000
                                                  Facsimile  (860) 241 7590





                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, cash flows, and changes in stockholder's equity and comprehensive income present fairly, in all material respects, the financial position of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in the accompanying notes to consolidated financial statements, the Company changed its method of accounting for venture capital partnerships (Note
5), securitized financial instruments (Note 3), and derivative financial instruments (Note 3) in 2001.




/s/ PricewaterhouseCoopers LLP


February 5, 2002

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
                                                                        ---------------------------------------
                                                                             2000                  2001
                                                                        ------------------  -------------------
                                ASSETS                                      (IN MILLIONS, EXCEPT SHARE DATA)
Investments:
    Available-for-sale debt securities, at fair value................          $  5,949.0           $  9,599.2
    Held-to-maturity debt securities, at amortized cost..............             2,109.6                   --
    Equity securities, at fair value.................................               335.5                286.0
    Mortgage loans, at unpaid principal, net.........................               593.4                535.8
    Real estate, at lower of cost or fair value less costs to sell , net             77.9                 83.1
    Policy loans, at unpaid principal................................             2,105.2              2,172.2
    Venture capital partnerships.....................................               467.3                291.7
    Other invested assets............................................               235.7                281.2
    Short-term investments, at amortized cost........................                 3.8                  8.5
                                                                        ------------------  -------------------
       Total investments.............................................            11,877.4             13,257.7
Cash and cash equivalents............................................               720.0                547.9
Accrued investment income............................................               194.5                203.1
Deferred policy acquisition costs....................................             1,019.0              1,123.7
Premiums, accounts and notes receivable..............................               155.8                175.1
Reinsurance recoverables.............................................                16.6                 21.4
Property, equipment and leasehold improvements, net..................               122.2                102.2
Goodwill and other intangible assets, net............................               582.6                 22.6
Investments in unconsolidated affiliates.............................               173.2                330.6
Deferred income taxes, net...........................................                  --                 22.9
Net assets of discontinued operations (note 13)......................                25.5                 20.8
Other assets.........................................................                49.8                 32.7
Separate account assets and investment trusts........................             5,376.6              5,570.0
                                                                        ------------------  -------------------
    Total assets.....................................................          $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================
                       LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
------------
    Policy liabilities and accruals.................................           $ 11,372.6           $ 11,993.4
    Policyholder deposit funds......................................                678.4              1,368.2
    Long-term debt (note 10)........................................                425.1                175.0
    Deferred income taxes, net......................................                  9.4                   --
    Other liabilities...............................................                473.3                496.0
    Separate account liabilities and investment trusts..............              5,376.6              5,564.9
                                                                        ------------------  -------------------
         Total liabilities..........................................             18,335.4             19,597.5
                                                                        ------------------  -------------------
Commitments and contingencies (note 22).............................
Minority interest in net assets of consolidated subsidiaries........                136.9                  1.1
                                                                        ------------------  -------------------
Stockholder's equity:
---------------------
   Common stock ($1,000 par value, 10,000 shares authorized;
      0 and 10,000 shares issued and outstanding at December 31,
      2000 and 2001, respectively...................................                   --                 10.0
   Additional paid-in capital.......................................                   --              1,712.0
   Retained earnings................................................              1,820.7                 29.0
   Accumulated other comprehensive income...........................                 20.2                 81.1
                                                                        ------------------  -------------------
       Total stockholder's equity...................................              1,840.9              1,832.1
                                                                        ------------------  -------------------
       Total liabilities and stockholder's equity...................           $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------------
                                                                       1999              2000              2001
                                                                   --------------    --------------    --------------
Revenues:                                                                            (IN MILLIONS)
---------
Premiums.......................................................         $1,175.7         $ 1,147.4         $ 1,112.7
Insurance and investment product fees..........................            574.6             631.0             430.3
Net investment income..........................................            953.1           1,129.6             830.2
Net realized investment gains .................................             75.8              89.2             150.1
                                                                   --------------    --------------    --------------
        Total revenues.........................................          2,779.2           2,997.2           2,523.3
                                                                   --------------    --------------    --------------
Benefits and expenses:

       Policy benefits and increase in policy liabilities......          1,373.1           1,409.8           1,406.7
       Policyholder dividends..................................            360.5             378.0             400.1
       Amortization of deferred policy acquisition costs                   147.9             356.0             133.0
       Amortization of goodwill and other intangible assets                 40.1              36.9              24.7
       Interest expense........................................             34.0              32.7              20.0
       Demutualization expenses................................               --              21.8              25.9
       Other operating expenses................................            557.9             604.5             470.6
                                                                   --------------    --------------    --------------
            Total benefits and expenses........................          2,513.5           2,839.7           2,481.0
                                                                   --------------    --------------    --------------
Income from continuing operations before income taxes,
       minority interest and equity in earnings of and
       interest earned from investments in unconsolidated
       affiliates..............................................            265.7             157.5              42.3
Income tax expense (benefit)...................................             99.0              56.2             (19.8)
                                                                   --------------    --------------    --------------
Income from continuing operations before minority
       Interest, equity in earnings of and interest earned
       From investments in unconsolidated affiliates...........            166.7             101.3              62.1
Minority interest in net income of consolidated
       Subsidiaries............................................            (10.1)            (14.1)             (3.7)
Equity in earnings of and interest earned from
       Investments in unconsolidated affiliates................              5.5               7.6               8.1
                                                                   --------------    --------------    --------------
Income from continuing operations..............................            162.1              94.8              66.5
Discontinued operations (note 13):
----------------------------------
       Income from discontinued operations, net of income
            taxes..............................................             36.1               9.4                --
       Loss on disposal, net of income taxes...................           (109.0)            (20.9)               --
                                                                   --------------    --------------    --------------
Income before cumulative effect of accounting
       changes.................................................             89.2              83.3              66.5
                                                                   --------------    --------------    --------------
Cumulative effect of accounting changes for:
--------------------------------------------
       Venture capital partnerships, net of income taxes
          (note 5).............................................               --                --             (48.8)
       Securitized financial instruments, net of income
          taxes (note 3).......................................               --                --             (20.5)
       Derivative financial instruments, net of income taxes
          (note 3).............................................               --                --               3.9
                                                                   --------------    --------------    --------------
Net income ....................................................           $ 89.2            $ 83.3             $ 1.1
                                                                   ==============    ==============    ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------
                                                                            1999             2000            2001
                                                                        ------------     ------------    ------------
Cash flows from operating activities:                                                  (IN MILLIONS)
-------------------------------------
           Net income ........................................               $ 89.2          $  83.3          $  1.1
Adjustments to reconcile net income to net cash provided by operating activities:
       Net loss from discontinued operations..................                 72.9             11.5              --
       Net realized investment gains..........................                (75.8)           (89.2)         (150.1)
       Amortization and depreciation..........................                 72.0             56.8            43.2
       Investment income......................................               (138.2)          (297.7)           97.4
       Securitized financial instruments and derivatives......                   --               --            16.6
       Deferred income tax benefit............................                (13.9)           (37.0)          (60.4)
       Increase in receivables................................                (62.9)           (54.0)          (76.9)
       (Increase) decrease in deferred policy acquisition costs                 (.3)           183.2           (76.2)
       Increase in policy liabilities and accruals............                321.2            472.8           469.0
       Change in other assets/other liabilities, net..........                 53.8             45.4           145.3
                                                                        ------------     ------------    ------------
       Net cash provided by continuing operations.............                318.0            375.1           409.0
       Net cash used for discontinued operations..............                (76.7)          (264.6)          (75.1)
                                                                        ------------     ------------    ------------
       Net cash provided by operating activities..............                241.3            110.5           333.9
                                                                        ------------     ------------    ------------
Cash flows from investing activities:
-------------------------------------
       Proceeds from the sale of debt securities:
           Available-for-sale.................................              1,192.2            912.1         1,202.0
           Held-to-maturity...................................                 18.0              9.8            17.5
       Proceeds from the maturity of debt securities:
           Available-for-sale.................................                 49.7             38.7            96.7
           Held-to-maturity...................................                  6.5             25.9            35.5
       Proceeds from the repayment of debt securities:
           Available-for-sale.................................                461.0            286.1           534.0
           Held-to-maturity...................................                162.2            173.8           158.5
       Proceeds from sale of equity securities................                163.5            515.4           114.6
       Proceeds from the maturity of mortgage loans...........                 18.9             17.3            16.4
       Proceeds from the repayment of mortgage loans..........                106.0            110.3            42.3
       Proceeds from distributions of venture capital partnerships             26.7             37.9            30.7
       Proceeds from sale of real estate and other invested assets             38.0             26.6            36.8
       Proceeds from sale of property and equipment...........                   --             20.6              --
       Proceeds from sale of subsidiaries and affiliates......                 46.4             14.1           659.8
       Purchase of available-for-sale debt securities.........             (1,672.6)        (1,418.4)       (3,132.7)
       Purchase of held-to-maturity debt securities...........               (395.5)          (356.0)         (393.8)
       Purchase of equity securities..........................               (162.4)          (130.5)          (72.8)
       Purchase of subsidiaries...............................               (187.6)           (59.3)          (10.0)
       Purchase of mortgage loans.............................                (25.3)            (1.0)             --
       Purchase of investments in unconsolidated affiliates and
            other invested assets.............................               (103.4)           (46.5)         (104.2)
       Purchase of minority interest in subsidiary............                   --               --          (358.1)
       Purchase of interests in venture capital partnerships..               (108.5)           (95.1)          (47.0)
       Change in short-term investments, net..................                  (.6)              .5            (4.8)
       Increase in policy loans...............................                (34.3)           (62.7)          (67.0)
       Capital expenditures...................................                (20.5)           (21.5)          (13.7)
       Other investing activities, net........................                  1.7               --              --
                                                                        ------------     ------------    ------------
Net cash used for continuing operations.......................               (419.9)            (1.9)       (1,259.3)
Net cash provided by discontinued operations..................                105.6            259.5            77.5
                                                                        ------------     ------------    ------------
Net cash (used for) provided by investing activities..........             $ (314.3)         $ 257.6       $(1,181.8)
                                                                        ------------     ------------    ------------

The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------
                                                                        1999              2000               2001
                                                                    --------------    --------------     -------------
Cash flows from financing activities:                                                 (IN MILLIONS)
-------------------------------------

       Net deposits of policyholder deposit funds,
           net of interest credited...............................         $  6.5           $ 140.2           $ 689.8
       Proceeds (repayments) from securities sold subject to
           repurchase agreements..................................           28.4             (28.4)               --
       Issuance of common stock...................................             --                --              10.0
       Capital contributions from parent..........................             --                --              78.6
       Dividends paid to parent ..................................             --                --            (132.3)
       Proceeds from borrowings...................................          175.1              50.0             180.0
       Repayment of borrowings....................................         (125.0)           (124.0)           (125.1)
       Distributions to minority stockholders.....................           (4.2)             (5.8)             (5.8)
       Debenture principal payments...............................             --                --             (19.4)
       Other financing activities, net............................            (.4)              3.2                --
                                                                    --------------    --------------     -------------
       Net cash  provided by financing activities.................           80.4              35.2             675.8
                                                                    --------------    --------------     -------------
       Net change in cash and cash equivalents....................            7.4             403.3            (172.1)
       Cash and cash equivalents, beginning of year...............          309.3             316.7             720.0
                                                                    --------------    --------------     -------------
       Cash and cash equivalents, end of year.....................         $316.7           $ 720.0            $547.9
                                                                    ==============    ==============     =============
Supplemental cash flow information:
-----------------------------------
       Income taxes paid (received), net..........................         $106.4           $ 135.8           $ (47.0)
       Interest paid on indebtedness..............................         $ 34.8           $  34.1           $  23.8









The accompanying notes are an integral part of these consolidated financial statements.


                                                                      RETAINED        ACCUMULATED
                                                    ADDITIONAL        EARNINGS           OTHER             TOTAL
                                        COMMON        PAID-IN       (ACCUMULATED     COMPREHENSIVE     STOCKHOLDER'S
                                        STOCK         CAPITAL          DEFICIT)      INCOME (LOSS)        EQUITY
                                      -----------  --------------  ---------------  ----------------   --------------
(IN MILLIONS)
Balance at January 1, 1999            $      --      $     --          $ 1,642.3        $     94.3       $  1,736.6
--------------------------
Net income...........................                                       89.2                               89.2
Other comprehensive loss, net of
   income taxes:
      Unrealized loss on securities..                                                        (66.8)           (66.8)
      Reclassification adjustment for
        net realized gains included in
        net income                                                                            (1.5)            (1.5)
      Minimum pension liability
      adjustment                                                                              (1.5)            (1.5)
                                                                                                       --------------
   Total other comprehensive loss....                                                                         (69.8)
Comprehensive income.................                                                                          19.4
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 1999......... $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
----------------------------
                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2000            $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
--------------------------
Comprehensive income:
   Net income........................                                       83.3                               83.3
   Other comprehensive income, net of
      income taxes:
      Unrealized gains on securities.                                                         53.0             53.0
      Reclassification adjustment for
        net
        Realized gains included in                                                           (58.9)           (58.9)
           net income
      Minimum pension liability                                                                1.6              1.6
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          (4.3)
Comprehensive income.................                                                                          79.0
Other equity adjustments.............                                        5.9                                5.9
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2000......... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
----------------------------

                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2001........... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
--------------------------
Demutualization transaction..........      10.0        1,712.0          (1,765.7)                             (43.7)
Equity adjustment for policyholder
   dividend obligation...............                                      (30.3)                             (30.3)
Other equity adjustments.............                                        3.2                                3.2
Comprehensive income:
   Net income........................                                        1.1                                1.1
   Other comprehensive income, net of
      income taxes:
      Unrealized gain on security
        transfer from held-to-maturity
        to available-for-sale........                                                         83.9             83.9
      Unrealized loss on securities..                                                          (.9)             (.9)
      Unrealized gains on derivatives                                                          3.9              3.9
      Equity adjustment for policyholder
        dividend obligation.........                                                          (8.8)            (8.8)
      Reclassification adjustment for
        net realized gains included in                                                       (10.0)           (10.0)
        net income
      Cumulative effect of accounting
        change for derivatives.......                                                          1.1              1.1
      Minimum pension liability                                                               (8.3)            (8.3)
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          60.9
Comprehensive income.................                                                                          62.0
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2001.........   $  10.0      $ 1,712.0         $    29.0        $     81.1       $  1,832.1
----------------------------
                                      ===========  ==============  ===============  ================   ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). See note 2--"Reorganization and Initial Public Offering."

2.       REORGANIZATION AND INITIAL PUBLIC OFFERING

On December 18, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly-owned subsidiary of Phoenix. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. Accordingly, Phoenix's retained earnings immediately following the demutualization and the closing of the Initial Public Offering ("IPO") on June 25, 2001 (net of the cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital. In addition, Phoenix Life established a closed block for the benefit of holders of certain individual life insurance policies of Phoenix Life. The purpose of the closed block is to protect, after demutualization, the policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 14 --"Closed Block."

On June 25, 2001, Phoenix closed its IPO in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO of $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriter's discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of Phoenix Life. Less than majority-owned entities, in which Phoenix Life has significant influence over operating and financial policies and generally at least a 20% ownership interest, are reported on the equity method of accounting.

In January of 2001, Phoenix Life purchased the minority interest in PXP See Note 4--"Significant Transactions." This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to Phoenix. See Note 9--"Related Party Transactions." Consequently, Phoenix Life's 1999 and 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed

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PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

Valuation of investments

Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix Life classified its debt securities as either held-to-maturity or available-for-sale investments. Prior to 2001, debt securities held-to-maturity consisted of private placement bonds reported at amortized cost, net of impairments, that management intended and had the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds, preferred stocks and private placement bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

In 2001, management decided, as part of Phoenix Life's conversion to a public company, that held-to-maturity debt securities should be reclassified to available-for-sale debt securities. See note 5 - "Investments."

For mortgage-backed and asset-backed investments in the debt security portfolio, Phoenix Life recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in the estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix Life will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

Real estate, all of which is held for sale, is carried at the lower of cost or fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization, including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

Venture capital partnerships are recorded in accordance with the equity method of accounting. Phoenix Life records its share of the net equity in earnings of the venture capital partnerships in accordance with Accounting Principle Board Opinion No. 18, using the most recent financial information received from the partnerships. Historically, this information had been provided to Phoenix Life on a one-quarter lag. In the first quarter of 2001, Phoenix Life changed its method of applying the equity method of accounting to eliminate such quarterly lag. See note 5 - "Investments."

Other invested assets primarily include leveraged lease investments, derivatives and other partnership and joint venture interests. Leverage lease investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment

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PHOENIX LIFE INSURANCE COMPANY
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which Phoenix Life does not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. Derivatives are valued in accordance with Statement of Financial Accounting Standards ("SFAS") No. 133. See recent accounting pronouncements within note 3.

Short-term investments are carried at amortized cost which approximates fair value. Short-term investments consist of interest bearing securities that mature between 91 days and twelve months from date of purchase.

Realized investment gains and losses, other than those related to separate accounts for which Phoenix Life does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

In the normal course of business, Phoenix Life enters into transactions involving various types of financial instruments including debt investments such as debt securities, equity securities, and off-balance sheet commitments, primarily, related to venture capital partnerships. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

Deferred policy acquisition costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In conjunction with the 1997 acquisition of the Confederation Life business, Phoenix recognized an asset for the present value of future profits ("PVFP") representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs ("DAC").

The method used to amortize DAC and PVFP depends on how the policy was classified. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits.

The amortization process requires the use of various assumptions, estimates and judgements about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on Phoenix's past experience, industry studies, regulatory requirements and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

Internal replacements are defined as an exchange of an existing Phoenix Life insurance or annuity policy for a different Phoenix Life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

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PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Goodwill and other intangible assets

In 1999 and 2000, goodwill is amortized on a straight-line basis over periods ranging from ten to forty years, corresponding with the benefits expected to be derived from the related business acquisitions. The weighted-average life of goodwill is approximately thirty-eight years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from five to sixteen years for investment management contracts and three to seven years for employee contracts. The weighted-average life of other intangible assets is approximately thirteen years. Goodwill and other intangible assets' carrying values are periodically evaluated in accordance with SFAS No. 121, Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of, by comparing estimates of future undiscounted cash flows to the carrying values of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix Life's business. See SFAS No. 142 under "Recent accounting pronouncements" in note 3 for change in accounting policy effective January 1, 2002.

In 2001, remaining goodwill was amortized on a straight-line basis over a ten year period.

Investments in unconsolidated affiliates

Investments in unconsolidated affiliates represents investments in operating entities in which Phoenix Life owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix Life owns less than 20% if Phoenix Life exercises significant influence over the operating and financial policies of the company. Phoenix Life uses the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated affiliates also includes, where applicable, Phoenix Life's investments in senior securities of these entities.

Separate account assets and liabilities and investment trusts

Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix Life. The assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

Investment trusts are assets held for the benefit of institutional clients who have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans. Investment trusts, for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Phoenix Life's financial exposure is limited to its share of equity and bond investments in these vehicles and there is no financial guarantees from, or recourse to, Phoenix Life for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Policy liabilities and accruals

Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to

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PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00% in 2001. Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 7.15% in 2001, less administrative and mortality charges.

Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 2.1% to 12.3%, less administrative charges.

Premium and fee revenue and related expenses

Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products, included in insurance and investment product fees, consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

Investment management fees

Investment management fees included in insurance and investment product fees in the accompanying Consolidated Statements of Income are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment.

Reinsurance

Phoenix Life uses reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policyholder dividends

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix Life. The amount of policyholder dividends to be paid is determined annually by Phoenix Life's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix Life's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix Life establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix Life also establishes a liability for termination dividends. See note 14 --"Closed Block" for information on the policyholder dividend obligation.

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PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Income taxes

Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2001. For 2000 and prior years, Phoenix Life was the parent company of the group of eligible affiliated companies that had elected to file life/non-life consolidated federal income tax returns. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for post-retirement benefits and unrealized gains or losses on investments.

Employee benefit plans

Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life's participation in the plans. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to Phoenix Life have been allocated.

Recent accounting pronouncements

Securitized Financial Instruments. Effective April 1, 2001, Phoenix Life adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine of there has been an other-than-temporary decline in value. Upon adoption of EITF 99-20, Phoenix recorded a $20.5 million charge in net income as a cumulative effect of accounting change, net of income taxes.

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PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Derivative Financial Instruments. Effective January 1, 2001, Phoenix Life adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities ("SFAS 138"). As amended, SFAS 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings.

Phoenix Life maintains an overall interest rate risk-management strategy that incorporates the use of derivative financial instruments to manage exposure to fluctuations in interest rates. Phoenix Life's exposure to interest rate changes primarily results from its commitments to fund interest-sensitive insurance liabilities, as well as from significant holdings of fixed rate investments. Derivative instruments that are used as part of Phoenix Life's interest rate risk-management strategy include interest rate swap agreements, interest rate caps, interest rate floors, interest rate swaptions and foreign currency swap agreements. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life enters into derivative contracts only with a number of highly rated financial institutions.

Phoenix Life enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix Life does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix Life exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

Phoenix Life enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix Life does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix Life the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix Life would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix Life pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

Phoenix Life enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix Life agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life only enters into derivative contracts with highly rated financial institutions.

On January 1, 2001, in accordance with the transition provisions of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $1.3 million
(gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix Life also recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix Life also recorded a net-of-tax cumulative effect adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

For derivative instruments that were not designated as hedges, upon implementation of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred as adjustments to the

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PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

carrying amount of hedged items were not included in the cumulative effect adjustment. There were no gains or losses on derivative instruments that were reported independently as deferred assets or liabilities that required de-recognition from the balance sheet.

Phoenix Life recognized an after-tax gain of $0.9 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate swaps which have been designated as cash flow hedges, using the shortcut method, assuming no ineffectiveness. These interest rate swaps hedge floating-rate exposure on asset cash flows that back insurance liabilities by swapping floating rate bonds to fixed. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as cash flow hedges, and for which the critical terms of the hedging instrument and the assets match, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Phoenix Life expects that there will be no ineffectiveness to recognize in earnings during the term of the hedges, and Phoenix Life does not expect to reclassify into earnings amounts reported in accumulated other comprehensive income over the next twelve months.

Phoenix Life also recognized an after-tax gain of $3.0 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified as earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. As of December 31, 2001, $0.3 million of the deferred net after-tax gains on these derivative instruments is expected to be reclassified into earnings over the next twelve months. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.3 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination of interest rate swap contracts designated as hedges of a forecasted transaction. The interest rate swap contracts were determined to no longer be effective hedges.

Phoenix Life also recognized an after-tax loss of $0.4 million for the year ended December 31, 2001 (reported as net investment income in the Consolidated Statements of Income), which represented the change in fair value of derivative instruments which were not designated as hedges upon implementation of SFAS 133. These instruments primarily include: interest rate floors which hedge spread deficiency risk between assets and deferred annuity product liabilities; interest rate caps which hedge disintermediation risk associated with universal life insurance liabilities; and interest rate swaps which were hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities for which offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased. For changes in fair value of derivatives that are not designated and did not qualify as highly effective hedges upon implementation of SFAS 133, Phoenix Life recognizes the entire change in fair value of the derivatives in current-period earnings. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.9 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination prior to maturity of interest rate swaps which were not designated as hedges upon implementation of SFAS 133.

Phoenix Life also holds foreign currency swaps as hedges against available-for-sale securities that back U.S. dollar denominated liabilities. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as fair value hedges, Phoenix Life recognizes the change in fair value of the derivative, along with the change in value of the hedged asset or liability attributable to the hedged risk, in current-period earnings. Phoenix Life recognized an after-tax gain of $0.8 million for the year ended December 31, 2001.

In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions.

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(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

Accounting for Demutualizations. Effective June 30, 2001, Phoenix Life adopted Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and For Certain Long-Duration Participating Contracts ("SOP 00-3"). The provisions of SOP 00-3 provide guidance on accounting by insurance enterprises for demutualizations and the formation of mutual holding companies, including the emergence of earnings from and the financial statement presentation of the closed block established in connection with the demutualization. SOP 00-3 specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block.

Pursuant to the adoption of SOP 00-3, Phoenix Life recorded a charge of $30.3 million to equity in the second quarter of 2001 representing the establishment of the policyholder dividend obligation along with the corresponding impact on deferred policy acquisition costs and deferred income taxes. See note 14 --"Closed Block" for additional information.

Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. Phoenix Life recognized $7.1 million in goodwill amortization during 2001. As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions". Goodwill amortization will not be recognized after 2001 in accordance with SFAS 142. In addition, goodwill recorded as a result of business combinations completed during the six-month period ended December 31, 2001 will not be amortized.

The provisions of SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in transition, this step must be measured as of the beginning of the fiscal year. However, a company has six months from the date of adoption to complete the first step. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be completed by the end of a company's fiscal year. Intangible assets deemed to have an indefinite life would be tested for impairment using a one-step process, which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. Phoenix Life has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have a material impairment charge in 2002.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Impairment of Long-Lived Assets. In August 2001, the Financial Accounting Standards Board issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"), effective January 1, 2002. Under SFAS 144, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less costs to sell.

Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Phoenix Life is currently reviewing the provisions of SFAS 144 and assessing the impact of adoption.

4.       SIGNIFICANT TRANSACTIONS

Purchase of Phoenix Investment Partners, Ltd. minority interest

On September 10, 2000, Phoenix Life, one of its subsidiaries and PXP entered into an agreement and plan of merger pursuant to which such subsidiary agreed to purchase the outstanding common stock shares of PXP owned by third parties for a price of $15.75 per share. In connection with this merger, Phoenix Life's subsidiary paid, from available cash and short-term investments, $339.3 million to those third parties on January 11, 2001. As a result, PXP became an indirect wholly-owned subsidiary of Phoenix Life and PXP's shares of common stock were de-listed from the New York Stock Exchange. In addition, PXP accrued compensation expenses of $57.0 million to cash out stock options, $5.5 million of related compensation costs, $5.2 million in retention costs and $3.9 million in transaction costs at March 31, 2001.

After the merger, some third party holders of PXP's convertible subordinated debentures converted their debentures and PXP redeemed all remaining outstanding debentures held by third parties by the end of March 2001. PXP made cash payments totaling $38.2 million in connection with these conversions and redemptions from funds borrowed from its then existing credit facility.

The excess of purchase price over the minority interest in the net assets of PXP totaled $224.1 million. Of this excess purchase price, $179.1 million has been allocated to investment management contracts, which are being amortized over their estimated useful lives using the straight-line method. The weighted-average useful life of the investment management contracts is 13.4 years. The remaining excess purchase price, net of deferred taxes, of $118.4 million has been classified as goodwill and is being amortized over 40 years using the straight-line method. Related amortization of goodwill and investment management contracts of $2.9 million and $13.9 million, respectively, has been expensed for the year ended December 31, 2001.

The following table summarizes the calculation and allocation of the purchase price (in millions).

                    Purchase price:
                    --------------
                    Purchase price for 21.5 million outstanding shares at $15.75/share............     $  339.3
                    Premium paid related to third party convertible debt redemption/conversion....         18.8
                    Transaction related costs.....................................................          3.2
                                                                                                       --------
                         Total purchase price.....................................................     $  361.3
                                                                                                       ========
                    Purchase price allocation:
                    -------------------------
                    Fair value of acquired net assets.............................................     $  137.2
                    Investment management contracts...............................................        179.1
                    Deferred taxes................................................................        (73.4)
                    Goodwill......................................................................        118.4
                                                                                                       --------
                         Total purchase price allocation..........................................     $  361.3
                                                                                                       ========

Prior to this transaction, PXP had a $1.2 million liability related to options held by certain employees. As a result of this transaction, all outstanding options were settled and, consistent with previous accounting treatment, the remaining liability was reversed and recorded as an adjustment to equity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Additionally, prior to the transaction, PXP had outstanding restricted stock which had been issued to certain employees pursuant to PXP's Restricted Stock Plan. For book purposes, the fair market value of the restricted stock at the date of the grant was recorded as unearned compensation, a separate component of stockholders' equity, and amortized over the restriction period. For tax purposes, PXP could deduct compensation expense equal to the fair market value of the stock on the date the restrictions lapse. The tax benefit of the deduction in excess of the compensation expense was recorded as an adjustment to additional paid-in capital. At the time of this transaction, all restrictions lapsed and PXP recorded a $2.0 million tax receivable for the deduction and a corresponding adjustment to equity.

Master credit facility

In June 2001, Phoenix, Phoenix Life, and PXP entered into a $375 million unsecured revolving credit facility that matures on June 10, 2005. Phoenix Life's and PXP's existing credit agreements were terminated at that time. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum risk based capital ratio, and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. See note 10 - "Long-Term Debt" for additional information on credit facilities.

Early retirement program

On January 29, 2001, Phoenix offered a special retirement program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix Life and PXP who decided to participate will retire by May 31, 2002. Of the 318 participants eligible, 182 accepted the special retirement incentive program. As a result of this program, Phoenix Life was allocated an additional pension expense for the year ended December 31, 2001.

Aberdeen Asset Management PLC

On February 18, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 15,050,000 shares of the common stock of Aberdeen Asset Management PLC ("Aberdeen"), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares and 38,100,000 share as of December 31, 2000 and 2001, respectively.

On April 15, 1996, Phoenix Life purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

In May 2001, Phoenix Life purchased additional shares of common stock of Aberdeen for a cash purchase price of $46.8 million, bringing its ownership to approximately 22.0% (26.95% when the convertible subordinated note is included) of the common stock of Aberdeen at December 31, 2001. The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets.

The investment in Aberdeen's convertible note at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in the note was reported at amortized cost. Aberdeen's convertible note was included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $63.7 million. See note 5-- "Investments."

The fair value of Phoenix Life's investments in Aberdeen, based on the closing market price, was $455.8 million and $322.3 million as of December 31, 2000 and 2001, respectively.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Dividend scale

In November 2000, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000.

Emprendimiento Compartido, S.A. ("EMCO")

At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in this Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete.

In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings' ownership interest from 35% to 100% of the then outstanding stock.

On November 12, 1999, PM Holdings sold 11.5 million shares (a 50% interest) of EMCO common stock for $40.0 million, generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

PFG Holdings, Inc.

On October 29, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock, which is convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix Life has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value equal to 80% of the appraised value of the common stock at that time. As of December 31, 2001, this option had not been executed. Since Phoenix Life holds voting control, the entity has been consolidated and a minority interest has been established for outside stockholders' interests. The transaction resulted in goodwill of $3.8 million, which is being amortized on a straight-line basis over forty years.

AGL Life Assurance Company, an operating subsidiary of PFG Holdings, must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

PM Holdings provided additional financing to PFG Holdings in 2001 in the form of a convertible subordinated note. The interest rate on the note is 8%, and the note will mature on November 1, 2006. The note allows for up to $8 million in financing and is convertible into common stock at any time at a variable conversion price.

Property and casualty distribution operations

On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company ("HRH") for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also has contractual rights to designate two nominees for election to HRH's Board of Directors. As of December 31, 2001, two Phoenix designees were serving as HRH directors. The pre-tax gain realized on the sale was $40.1 million.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

The investment in HRH debentures at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in HRH was reported at amortized cost. HRH debentures were included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $46.8 million. See note 5 - "Investments."

The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets. As of December 31, 2001, Phoenix Life owns 6.4% of the outstanding HRH common stock, 14.8% on a diluted basis.

The fair value of Phoenix Life's investments in HRH, based on the closing market price, was $90.6 million and $78.8 million as of December 31, 2000 and 2001, respectively.

Discontinued operations

During 1999, Phoenix Life discontinued its reinsurance operations, real estate management operations and group life & health operations. Disclosures concerning the financial effect of these transactions are contained in note 13-- "Discontinued Operations."

5.       INVESTMENTS

Information pertaining to Phoenix Life's investments, net investment income and realized and unrealized investment gains and losses follows:

Debt and equity securities

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2001 were as follows:

                                                                           GROSS             GROSS
                                                        AMORTIZED       UNREALIZED        UNREALIZED          FAIR
                                                          COST             GAINS            LOSSES           VALUE
                                                       ------------     ------------      ------------     -----------
Debt securities                                                                (IN MILLIONS)
---------------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds..............         $ 256.0          $  13.3           $ (0.1)         $ 269.2
    State and political subdivision bonds.........           508.6             24.7             (1.7)           531.6
    Foreign government bonds......................           293.7             34.1             (1.1)           326.7
    Corporate securities..........................         4,316.6            145.5           (103.7)         4,358.4
    Mortgage-backed and asset-backed
    securities....................................         4,125.0            107.4            (84.3)         4,148.1
                                                       ------------     ------------      ------------     -----------
        Total available-for-sale securities.......         9,499.9            325.0           (190.9)         9,634.0
     Less: available-for-sale securities of
               discontinued operations............            34.8               --                --            34.8
                                                       ------------     ------------      ------------     -----------
     Total available-for-sale debt securities of
      continuing operations.......................       $ 9,465.1          $ 325.0         $ (190.9)       $ 9,599.2
                                                       ============     ============      ============     ===========

Equity securities.................................         $ 275.7          $  52.4          $ (40.6)         $ 287.5
-----------------
      Less: equity securities of discontinued
                operations........................             1.5               --                --             1.5
                                                       ------------     ------------      ------------    ------------
         Total equity securities of continuing
          operations..............................         $ 274.2          $  52.4          $ (40.6)         $ 286.0
                                                       ============     ============      ============     ===========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:


                                                                          GROSS            GROSS
                                                         AMORTIZED      UNREALIZED        UNREALIZED
                                                            COST          GAINS            LOSSES       FAIR VALUE
                                                         -----------    -----------      -----------    -----------
Debt securities                                                                (IN MILLIONS)
---------------
HELD-TO-MATURITY:
    State and political subdivision bonds............      $    30.6      $      .3         $   (.9)     $     30.0
    Foreign government bonds.........................            2.4             --             (.7)            1.7
    Corporate securities.............................        1,781.2           48.0           (39.0)        1,790.2
    Mortgage-backed and asset-backed securities......          295.4           15.4            (3.8)          307.0
                                                         -----------    -----------      -----------    -----------
         Total held-to-maturity securities...........        2,109.6           63.7           (44.4)        2,128.9
                                                         -----------    -----------      -----------    -----------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds.................          262.5           13.8             (.3)          276.0
    State and political subdivision bonds............          459.9           16.9            (1.9)          474.9
    Foreign government bonds.........................          246.0           26.7            (5.8)          266.9
    Corporate securities.............................        2,222.1           37.7           (83.1)        2,176.7
    Mortgage-backed and asset-backed securities......        2,830.5           63.5           (25.2)        2,868.8
                                                         -----------    -----------      -----------    -----------
         Total available-for-sale securities.........        6,021.0          158.6          (116.3)        6,063.3
  Less: available-for-sale securities of
     discontinued operations.........................          114.3             --               --          114.3
                                                         -----------    -----------      -----------    -----------
     Total available-for-sale securities of
       continuing operations.........................        5,906.7          158.6          (116.3)        5,949.0
                                                         -----------    -----------      -----------    -----------
     Total debt securities of continuing operations..      $ 8,016.3      $   222.3         $(160.7)     $  8,077.9
                                                         ===========    ===========      ===========    ===========
                                                         ===========    ===========      ===========    ===========
Equity securities....................................      $   297.3      $    77.9         $ (39.7)     $    335.5
-----------------                                        ===========    ===========      ===========    ===========

The sale of debt securities held-to-maturity relate to certain securities, with amortized cost of $3.9 million, $3.9 million and $9.1 million, for the years ended December 31, 1999, 2000 and 2001, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized (losses) gains were $(0.2) million, $(3.9) million and $1.5 million in 1999, 2000 and 2001, respectively.

The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life may have the right to put or sell the obligations back to the issuers.

                                                                                   AVAILABLE-FOR-SALE
                                                                              ------------------------------
                                                                                AMORTIZED           FAIR
                                                                                  COST             VALUE
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Due in one year or less........................................         $   121.2        $   121.9
         Due after one year through five years..........................           1,276.7          1,260.0
         Due after five years through ten years.........................           1,772.9          1,820.3
         Due after ten years............................................           2,204.1          2,283.7
         Mortgage-backed and asset-backed securities....................           4,125.0          4,148.1
                                                                              -------------     ------------
              Total.....................................................           9,499.9          9,634.0
         Less: securities of discontinued operations....................              34.8             34.8
                                                                              -------------     ------------
              Total securities of continuing operations.................         $ 9,465.1        $ 9,599.2
                                                                              =============     ============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                      DECEMBER 31,

                                                                              ------------------------------
                                                                                  2000             2001
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Planned amortization class.........................................     $   117.4        $   133.9
         Asset-backed.......................................................       1,082.3          1,607.9
         Mezzanine..........................................................         166.5            359.1
         Commercial.........................................................         796.5            633.6
         Sequential pay.....................................................         937.7          1,268.7
         Pass through.......................................................          59.3             75.5
         Other..............................................................           4.5             69.4
                                                                              -------------     ------------
         Total mortgage-backed and asset-backed securities                       $ 3,164.2        $ 4,148.1
                                                                              =============     ============

Mortgage loans and real estate

Phoenix Life's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS               REAL ESTATE
                                                                  DECEMBER 31,                DECEMBER 31,
                                                            -------------------------    -----------------------
                                                               2000          2001           2000          2001
                                                            -----------    ----------    ----------   ----------
                    Property type:                                             (IN MILLIONS)
                    Office buildings..................         $ 171.3       $ 155.4        $ 34.4       $ 25.2
                    Retail............................           183.5         170.4           6.9          7.5
                    Apartment buildings...............           180.7         171.0          45.9         50.4
                    Industrial buildings..............            64.8          52.0            --           --
                    Other.............................             2.2           2.0            --           --
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========
                    Geographic region:                                         (IN MILLIONS)
                    Northeast.........................         $ 124.5       $ 116.5        $ 49.8       $ 54.4
                    Southeast.........................           147.6         130.5            --           --
                    North central.....................           147.4         134.8            .5           .4
                    South central.....................           103.7         101.7          22.3         13.0
                    West..............................            79.3          67.3          14.6         15.3
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========

At December 31, 2001, scheduled mortgage loan maturities were as follows: 2002 -- $51.4 million; 2003 -- $82.0 million; 2004 -- $34.7 million; 2005 -- $32.3 million; 2006 -- $94.7 million, and $240.7 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix Life did not refinance any of its mortgage loans during 2000 and 2001.

The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 2000 and 2001 is $11.4 million and $5.6 million, respectively. There are valuation allowances of $9.1 million and $15.0 million, respectively, on these mortgages.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Investment valuation allowances

Investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto, were as follows:

                                             BALANCE AT                                              BALANCE AT
                                             JANUARY 1,         ADDITIONS        DEDUCTIONS         DECEMBER 31,
                                          ----------------     ------------    --------------     -----------------
               2001:                                                   (IN MILLIONS)
               Mortgage loans.............          $ 9.1            $ 6.1            $  (.2)              $ 15.0
               Real estate................            9.3               --              (9.3)                  --
                                               -----------         --------        ----------            ---------
                    Total.................          $18.4            $ 6.1            $ (9.5)              $ 15.0
                                               ===========         ========        ==========            =========
               2000:
               Mortgage loans.............          $14.3            $ 1.8            $ (7.0)              $  9.1
               Real estate................            3.2              6.1                --                  9.3
                                               -----------         --------        ----------            ---------
                    Total.................          $17.5            $ 7.9            $ (7.0)              $ 18.4
                                               ===========         ========        ==========            =========
               1999:
               Mortgage loans.............          $30.6            $ 9.7            $(26.0)              $ 14.3
               Real estate................            6.4               .2              (3.4)                 3.2
                                               -----------         --------        ----------            ---------
                    Total.................          $37.0            $ 9.9            $(29.4)              $ 17.5
                                               ===========         ========        ==========            =========

Non-income producing mortgage loans and debt securities

The net carrying value of non-income producing mortgage loans was $6.0 million at December 31, 2000; there were no non-income producing mortgage loans during 2001. The amount of interest foregone by non-income producing mortgage loans was $0.5 million for the year ended December 31, 2000. There were no non-income producing debt securities at December 31, 2000 and 2001.

Venture capital partnerships

Phoenix Life invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds, as well as direct equity investments in leveraged buyouts and corporate acquisitions. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

Phoenix Life records its equity in the earnings of these partnerships in net investment income.

In the first quarter of 2001, Phoenix Life recorded a charge of $48.8 million (net of income taxes of $26.3 million) representing the cumulative effect of this accounting change on the fourth quarter of 2000. The cumulative effect was based on the actual fourth quarter 2000 financial results as reported by the partnerships.

In the first quarter of 2001, Phoenix Life removed the lag in reporting by estimating the change in Phoenix Life's share of the net equity in earnings of the venture capital partnerships for the period from December 31, 2000, the date of the most recent financial information provided by the partnerships, to Phoenix Life's then current reporting date of March 31, 2001. To estimate the net equity in earnings of the venture capital partnerships for each quarter, Phoenix Life developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, Phoenix Life used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, Phoenix Life applied a public industry sector index to roll the value forward each quarter. Phoenix Life applies this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). In addition, Phoenix Life will annually revise the valuations it has assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships. Phoenix Life's venture capital earnings remain subject to variability.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                              1999          2000            2001
                                                                           ----------    -----------    ------------
                                                                                        (IN MILLIONS)
    Operating losses..................................................        $ (8.9)        $ (7.7)         $ (6.4)
    Realized gains on cash and stock distributions....................          84.7          223.3            17.8
    Net unrealized gains (losses) on investments held in the                    64.1           61.7           (95.9)
       partnerships...................................................     ----------      ---------       ---------
    Total venture capital partnership net investment income (loss)....        $139.9         $277.3          $(84.5)
                                                                           ==========      =========       =========

Other invested assets

Other invested assets were as follows:

                                                                              DECEMBER 31,
                                                                        -------------------------
                                                                           2000          2001
                                                                        -----------    ----------
                                                                             (IN MILLIONS)
            Transportation and equipment leases......................       $ 83.2        $ 85.0
            Affordable housing partnerships..........................         29.1          28.2
            Investment in other affiliates...........................          7.5           9.6
            Seed money in separate accounts..........................         41.2          54.6
            Mezzanine partnerships...................................         30.4          37.1
            Derivatives..............................................           --          10.9
            Other partnership interests..............................         44.3          55.8
                                                                        -----------    ----------
              Total other invested assets............................       $235.7        $281.2
                                                                        ===========    ==========

Separate account assets and investment trusts

Separate account assets and investment trusts assets as of December 31, were as follows:

                                                                       2000                2001
                                                                  ---------------     ---------------
                                                                            (IN MILLIONS)
          Separate accounts .....................................      $ 5,376.6           $ 5,025.2
                                                                  ---------------     ---------------
          Investment trusts:
              Phoenix CDO I .....................................             --               160.1
              Phoenix CDO II ....................................             --               384.7
                                                                  ---------------     ---------------
                   Total investment trusts ......................             --               544.8
                                                                  ---------------     ---------------
          Total separate account assets and investment trusts....      $ 5,376.6           $ 5,570.0
                                                                  ===============     ===============


In 2001, Phoenix Life determined that the investment trusts did not have a substantive amount of outside equity and, as a result, concluded consolidation was required.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net investment income

The components of net investment income (loss) for the year ended December 31, were as follows:

                                                                             1999           2000           2001
                                                                           ----------    -----------    -----------
                                                                                        (IN MILLIONS)
         Debt securities.............................................      $   637.4       $  622.2        $ 680.4
         Equity securities...........................................            7.9           13.3            4.4
         Mortgage loans..............................................           66.3           54.6           45.0
         Policy loans................................................          149.0          157.4          168.6
         Real estate.................................................            9.7            9.2           16.1
         Venture capital partnerships................................          139.9          277.3          (84.5)
         Other invested assets.......................................             .7            3.4            7.1
         Cash, cash equivalents and short-term investments...........           22.6           27.5           13.7
                                                                           ----------    -----------    -----------
              Sub-total..............................................        1,033.5        1,164.9          850.8
         Less: investment expenses...................................           13.0           14.3           14.1
                                                                           ----------    -----------    -----------
         Net investment income.......................................        1,020.5        1,150.6          836.7
         Less: net investment income of discontinued operations                 67.4           21.0            6.5
                                                                           ----------    -----------    -----------
              Total net investment income of continuing operations         $   953.1       $1,129.6        $ 830.2
                                                                           ==========    ===========    ===========


Investment income of $4.0 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2001. Phoenix Life does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See note 3--"Summary of Significant Accounting Policies--Valuation of investments" for further information on mortgage loan and debt security impairment.

The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $34.9 million and $31.1 million at December 31, 2000 and 2001, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.1 million, $3.9 million and $3.6 million in 1999, 2000 and 2001, respectively. Actual interest income on these loans included in net investment income was $3.5 million, $3.1 million and $2.4 million in 1999, 2000 and 2001, respectively.

Investment gains and losses

Net unrealized investment (losses) gains on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                1999          2000          2001
                                                             -----------   -----------   -----------
                                                                          (IN MILLIONS)
         Debt securities................................       $ (428.5)     $  213.8        $ 91.3
         Equity securities..............................           63.2        (105.7)        (26.4)
         DAC............................................          260.3        (117.2)        (62.2)
         Deferred income tax (benefits) expense.........          (36.7)         (3.2)           .9
                                                             -----------   -----------   -----------
         Net unrealized investment (losses) gain on
              securities available-for-sale.............       $  (68.3)     $   (5.9)       $  1.8
                                                             ===========   ===========   ===========

The amortized cost of debt securities transferred from held-to-maturity to available-for-sale in 2001 was $2,333.8 million, which resulted in an unrealized gain of $83.9 million, after-tax.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net realized investment (losses) gains for the year ended December 31, were as follows:

                                                                                      1999          2000          2001
                                                                                   ----------    -----------   -----------
                                                                                               (IN MILLIONS)
         Debt securities......................................................       $(20.4)       $(54.2)         $(50.9)
         Equity securities....................................................         16.6         146.8            (8.8)
         Mortgage loans.......................................................         18.5           3.0             1.0
         Real estate..........................................................          2.9          (4.3)           (2.5)
         Sale of subsidiary (Note 9)..........................................         40.1           (.8)          222.6
         Other invested assets................................................         18.5          (1.1)          (11.3)
                                                                                   ----------    -----------   -----------
         Net realized investment gains........................................         76.2          89.4           150.1
         Less: net realized investment gains from discontinued operations.....           .4            .2              --
                                                                                   ----------    -----------   -----------
         Net realized investment gains from continuing operations.............       $ 75.8        $ 89.2          $150.1
                                                                                   ==========    ===========   ===========

The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                                                1999          2000          2001
                                                             -----------   -----------   ------------
                                                                          (IN MILLIONS)
         Proceeds from disposals.......................       $ 1,106.9        $898.5      $1,289.8
         Gross realized gains on sales.................       $    21.8        $  8.7      $   38.1
         Gross realized losses on sales................       $    39.1        $ 53.2      $   27.6

6.       GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and other intangible assets were as follows:


                                                                        DECEMBER 31,
                                                                 --------------------------
                                                                     2000          2001
                                                                 -------------   ----------
                                                                        (IN MILLIONS)
         PXP gross amounts:
           Goodwill.........................................         $  425.7          --
           Investment management contracts..................            244.0          --
           Non-compete covenant.............................              5.0          --
           Other............................................              4.5          --
                                                                 -------------   ----------
         Totals ............................................            679.2          --
                                                                 -------------   ----------
         Other gross amounts:
           Goodwill.........................................             11.9      $  4.8
           Intangible asset related to pension plan benefits              8.3        18.8
           Other............................................              1.0         1.0
                                                                 -------------   ----------
         Totals ............................................             21.2        24.6
                                                                 -------------   ----------
         Total gross goodwill and other intangible assets               700.4        24.6
                                                                 -------------   ----------
         Accumulated amortization -PXP......................           (112.4)
         Accumulated amortization -other....................             (5.4)       (2.0)
                                                                 -------------   ----------
             Total goodwill and other intangible assets, net          $ 582.6      $ 22.6
                                                                 =============   ==========


As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions." In 2000, $1.9 million of goodwill associated with the acquisition of PractiCare, Inc. in 1997 was written off.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Investments in unconsolidated affiliates were as follows:


                                                                            DECEMBER 31,
                                                                    ---------------------------
                                                                        2000           2001
                                                                    -----------    ------------
                                                                            (IN MILLIONS)
         EMCO investment.......................................        $  28.1         $  28.0
         Aberdeen common stock.................................           58.7           103.9
         Aberdeen 7% convertible subordinated notes............           37.5           101.2
         HRH common stock......................................           16.9            18.7
         HRH 5.25% convertible subordinated notes..............           32.0            78.8
                                                                    -----------    ------------
              Total investments in unconsolidated affiliates...        $ 173.2         $ 330.6
                                                                    ===========    ============

The reclassification of Aberdeen and HRH convertible subordinated notes from held-to-maturity to available-for-sale in 2001 resulted in an unrealized gain of $71.9 million, after-tax.

The components of equity in earnings of and interest earned from investments in unconsolidated affiliates for the year ended December 31, were as follows:


                                                                           1999        2000        2001
                                                                         ---------    --------    --------
                                                                                  (IN MILLIONS)
         EMCO investment.........................................           $ 1.1      $ (0.8)      $(0.1)
         Aberdeen common stock...................................             2.9         7.0         5.8
         Aberdeen 7% convertible subordinated notes..............             2.6         2.6         2.6
         HRH common stock........................................              .7         1.2         2.5
         HRH 5.25% convertible subordinated notes................             1.1         1.7         1.7
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates before
            income taxes.........................................             8.4        11.7        12.5
         Income tax expense......................................             2.9         4.1         4.4
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates.............           $ 5.5      $  7.6       $ 8.1
                                                                         =========    ========    ========

8.       DERIVATIVE INSTRUMENTS

Derivative instruments as of December 31, are summarized below:


                                                          2000                    2001
                                                  ---------------------   ---------------------
                                                             (DOLLARS IN MILLIONS)

         ASSET HEDGES
         ------------
         Foreign currency swaps:
           Notional amount..................            $  24.3                  $  16.4
           Weighted average received rate                 12.11%                   11.91%
           Weighted average paid rate.......              10.61%                   10.68%
           Fair value.......................            $   2.0                  $   2.9

         Interest rate swaps:
           Notional amount..................            $  43.0                  $  80.0
           Weighted average received rate                  7.51%                    6.22%
           Weighted average paid rate.......               6.78%                    2.08%
           Fair value.......................            $   1.9                  $   2.6

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         LIABILITY HEDGES
         ----------------

         Interest rate floors:
           Notional amount..................           $ 110.0                  $ 110.0
           Weighted average strike rate                  4.79%                    4.79%
           Index rate(1)....................            2-5 Yr.                 2-5 Yr.
                                                       CMT/CMS                  CMT/CMS
           Fair value.......................           $  (.1)                   $   .4

         Interest rate swaps:
           Notional amount..................           $ 410.0                  $ 360.0
           Weighted average received rate                6.66%                    4.84%
           Weighted average paid rate.......             6.50%                    4.59%
           Fair value.......................           $   6.1                  $   4.6

         Interest rate caps:
           Notional amount..................           $  50.0                  $  50.0
           Weighted average strike rate                  7.95%                    7.95%
           Index rate(1)....................        10 Yr. CMT               10 Yr. CMT
           Fair value.......................           $    --                  $    .4

----------

(1) Constant maturity treasury yields (CMT) and constant maturity swap yields
(CMS).

The increase in net investment income related to contractual cash flows on interest rate swap contracts was $1.0 million, $1.4 million and $2.0 million for the years ended December 31, 1999, 2000 and 2001, respectively. The decrease in net investment income related to contractual cash flows on interest rate floor, interest rate cap and swaption contracts was $2.3 million, $2.3 million and $0.1 million for the years ended December 31, 1999, 2000 and 2001, respectively. The estimated fair value of these instruments represent what Phoenix Life would have to pay or receive if the contracts were terminated.

Phoenix Life is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix Life does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date. Management of Phoenix Life considers the likelihood of any material loss on these instruments to be remote.

9.       RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001. Amounts payable to the affiliated investment advisors were $546 thousand, as of December 31, 2001. Variable product separate account fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. For the year ended December 31, 2001, the average blended interest rate was approximately 5%. The loan agreement requires no principal repayment prior to maturity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to Phoenix. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001. Amounts payable to PEPCO were $4.7 million, as of December 31, 2001.

Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

10.      LONG-TERM DEBT


                                                                                       DECEMBER 31,

                                                                                   ---------------------
                                                                                    2000         2001

                                                                                   --------    ---------
                                                                                      (IN MILLIONS)
         Bank borrowings, blended rate 6.9% due in varying amounts to 2004           $230.0     $    --
         Subordinated debentures, 6.0% due 2015..................................      20.1          --
         Surplus notes, 6.95%, due 2006 .........................................     175.0       175.0
                                                                                   --------    ---------
              Total long-term debt...............................................    $425.1     $ 175.0
                                                                                   ========    =========

As of June 26, 2001, PXP's long term debt is no longer consolidated due to the sale of PXP to Phoenix. See note 9 - "Related Party Transactions". Phoenix Life maintained two separate $100 million revolving credit facilities as of June 2001, which were terminated in light of the new master credit facility described below.

In June 2001, Phoenix, Phoenix Life and PXP entered into a $375 million revolving credit facility which matures on June 10, 2005 and terminated Phoenix Life's and PXP's prior credit facilities. Bank of Montreal is the administrative agent for this credit facility. Each company has direct borrowing rights under this credit facility. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum RBC ratio; and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. As of December 31, 2001, Phoenix Life had $249.9 million available, with no credit outstanding for this credit facility.

In November 1996, Phoenix Life issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the "Superintendent"), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix Life. Section 1307 of the New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life and are not a basis of any set-off against the company. As of December 31, 2001, Phoenix Life had $175.0 million in surplus notes outstanding.

Interest expense was $34.0 million, $32.7 million and $20.0 million for the years ended December 31, 1999, 2000 and 2001, respectively.

At December 31, 2001, aggregate maturities of long-term debt based on required principal payments are $175.0 million in 2006.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      INCOME TAXES

A summary of income tax expenses (benefits) applicable to income before income taxes, minority interest, and equity in earnings of and interest earned from investments in unconsolidated affiliates, for the year ended December 31, was as follows:


                                        1999        2000         2001
                                      ---------    --------    ----------
                                                (IN MILLIONS)

         Income taxes:
             Current .............    $  114.0      $123.2       $ (43.3)
             Deferred.............       (15.0)      (67.0)         23.5
                                      ---------    --------    ----------
         Total ...................    $   99.0      $ 56.2       $ (19.8)
                                      =========    ========    ==========

The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the years ended December 31, were as follows:


                                                1999                      2000                      2001
                                        ----------------------   -----------------------   ------------------------
                                          AMOUNT         %         AMOUNT          %         AMOUNT          %
                                        -----------   --------   ------------   --------   ------------   ---------
                                                                  (DOLLARS IN MILLIONS)

         Income tax expense at
           statutory rate........        $  93.1        35%        $  55.1         35%         $ 14.8          35%
         Dividend received
           deduction and tax-
           exempt interest.......           (3.0)       (1)%          (6.7)        (4)%          (7.2)       (17)%
         Other, net..............           (2.7)       (1)%          (2.5)        (2)%          (6.4)       (15)%
                                        -----------   --------   ------------   --------   ------------   ---------
                                            87.4        33%           45.9         29%            1.2           3%
         Differential earnings
           (equity tax)..........           11.6         4%           10.3          7%          (21.0)       (50)%
                                        -----------   --------   ------------   --------   ------------   ---------
         Income taxes............        $  99.0        37%        $  56.2         36%         $(19.8)       (47)%
                                        ===========   ========   ============   ========   ============   =========

The net deferred income tax liability (asset) represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:


                                                                         DECEMBER 31,
                                                                 -------------------------
                                                                    2000          2001
                                                                 -----------    ----------
                                                                        (IN MILLIONS)
         DAC.................................................       $ 217.9      $  234.1
         Unearned premium/deferred revenue...................        (139.0)       (133.6)
         Impairment reserves.................................         (16.8)        (31.3)
         Pension and other post-retirement benefits.......... .       (65.1)        (69.2)
         Investments.........................................         177.0         101.8
         Future policyholder benefits........................        (186.4)       (204.1)
         Investment management contracts.....................          37.5            --
         Deferred intercompany gain..........................            --          76.4
         Other...............................................         (29.2)        (43.8)
                                                                 -----------    ----------
                                                                       (4.1)        (69.7)
         Net unrealized investment gains.....................          11.9          50.2
         Minimum pension liability...........................          (3.3)         (7.7)
         Equity in earnings of unconsolidated affiliates                4.9           4.3
                                                                 -----------    ----------
         Deferred income tax liability (asset), net..........       $   9.4      $  (22.9)
                                                                 ===========    ==========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Gross deferred income tax assets totaled $439.8 million and $489.7 million at December 31, 2000 and 2001, respectively. Gross deferred income tax liabilities totaled $466.8 million and $449.2 million at December 31, 2000 and 2001, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2000 and 2001 will be realized.

12.      COMPREHENSIVE INCOME

The components of, and related income tax effects for, other comprehensive income for the years ended December 31, were as follows:


                                                           1999            2000           2001
                                                       ------------    ------------   ------------
                                                                      (IN MILLIONS)

         Unrealized (losses) gains on securities
           available-for-sale:
           Before-tax amount.......................      $ (102.8)          $ 81.5        $ (1.4)
           Income tax (benefit) expense............         (36.0)            28.5           (.5)
                                                       ------------    ------------   ------------
                Totals.............................         (66.8)            53.0           (.9)
                                                       ------------    ------------   ------------
         Reclassification adjustment for net gains
           realized in net income:
           Before-tax amount.......................          (2.2)           (90.6)        (15.4)
           Income tax benefit......................           (.7)           (31.7)         (5.4)
                                                       ------------    ------------   ------------
                Totals.............................          (1.5)           (58.9)        (10.0)
                                                       ------------    ------------   ------------
         Net unrealized losses on securities
           available-for-sale:
           Before-tax amount.......................        (105.0)            (9.1)        (16.8)
            Income tax benefit.....................         (36.7)            (3.2)         (5.9)
                                                       ------------    ------------   ------------
                Totals.............................      $  (68.3)          $ (5.9)       $(10.9)
                                                       ============    ============   ============
         Minimum pension liability adjustment:
           Before-tax amount.......................      $   (2.3)          $  2.4        $(12.8)
           Income tax (benefit) expense............           (.8)              .8          (4.5)
                                                       ------------    ------------   ------------
                Totals.............................      $   (1.5)          $  1.6        $ (8.3)
                                                       ============    ============   ============

         Unrealized gain on security transfer
           from held-to-maturity to
           available-for-sale:
           Before-tax amount.......................      $      --          $   --        $129.1
           Income tax benefit......................             --              --          45.2
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ 83.9
                                                       ============    ============   ============
         Unrealized gains on derivatives:
           Before-tax amount.......................      $      --          $   --        $  6.0
           Income tax expense......................             --              --           2.1
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  3.9
                                                       ============    ============   ============
         Equity adjustment for policyholder
           dividend obligation:
           Before-tax amount.......................      $      --          $   --        $(13.5)
           Income tax benefit......................             --              --          (4.7)
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ (8.8)
                                                       ============    ============   ============
         Cumulative effect of accounting change
           for derivatives:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            Before-tax amount......................      $      --          $   --        $  1.7
            Income tax expense.....................             --              --            .6
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  1.1
                                                       ============    ============   ============

The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                             1999           2000        2001
                                                          ----------    -----------   ----------
                                                                       (IN MILLIONS)

         Net unrealized gains (losses) on securities
            available-for-sale:
           Balance, beginning of year..................     $ 100.5         $ 32.2      $  26.3
           Change during period........................       (68.3)          (5.9)       (10.9)
                                                          ----------    -----------   ----------
           Balance, end of year........................        32.2           26.3         15.4
                                                          ----------    -----------   ----------
         Minimum pension liability adjustment:
           Balance, beginning of year..................        (6.2)          (7.7)        (6.1)
           Change during period........................        (1.5)           1.6         (8.3)
                                                          ----------    -----------   ----------
           Balance, end of year........................        (7.7)          (6.1)       (14.4)
                                                          ----------    -----------   ----------

         Net unrealized gain on security transfer
           from held-to-maturity to available-for-sale:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         83.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         83.9

                                                          ----------    -----------   ----------
         Unrealized gains on derivatives:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --          3.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          3.9
                                                          ----------    -----------   ----------
         Equity adjustment for policyholder
           dividend obligation:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         (8.8)
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         (8.8)
                                                          ----------    -----------   ----------
         Cumulative effect of accounting change
           for derivatives:
           Balance, beginning of year..................          --             --           --

           Change during period........................          --             --          1.1
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          1.1
                                                          ----------    -----------   ----------
         Accumulated other comprehensive income:
           Balance, beginning of year..................        94.3           24.5         20.2
           Change during period........................       (69.8)          (4.3)        60.9
                                                          ----------    -----------   ----------
           Balance, end of year........................     $  24.5         $ 20.2      $  81.1
                                                          ==========    ===========   ==========

13.      DISCONTINUED OPERATIONS

During 1999, Phoenix Life discontinued its reinsurance, real estate management and group life and health operations. The discontinuation of these operations resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the summary section below.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Reinsurance Operations

In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance operations consisted primarily of individual life reinsurance as well as group accident and health reinsurance business. Accordingly, Phoenix Life estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix Life recognized a $173.1 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

On August 1, 1999, Phoenix Life sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix Life recorded a pre-tax charge of $6 million to reflect an adjustment to estimated individual life reinsurance reserves in accordance with the sales agreement.

During 1999, Phoenix Life placed the retained group accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

In 1999, Phoenix Life reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix Life increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix Life purchased aggregate excess of loss reinsurance to further protect Phoenix Life from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix Life may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix Life incurred an initial expense of $130 million on the acquisition of this reinsurance.

During 2000, Phoenix Life updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix Life determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

During 2001, Phoenix Life reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions.

The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with three of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

During 2000, Phoenix Life reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix Life and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group ("EBI/Orion"), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix Life settled with Reliance Insurance Company ("Reliance") and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix Life settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix Life from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix Life reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix Life in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. ("FAS"), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

In addition to the $9.0 million sale price, Phoenix Life will receive additional proceeds contingent on certain revenue targets. Phoenix Life recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million. Phoenix received $1.9 million from Computer Sciences Corporation, the successor to CYBERTEK, in 2001.

Real Estate Management Operations

On March 31, 1999, Phoenix Life sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

On May 25, 2000, Phoenix Life sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix Life's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix Life now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

Group Life and Health Operations

On April 1, 2000, Phoenix Life sold its group life and health business to GE Financial Assurance Holdings, Inc. ("GEFA") except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix Life retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix Life has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheets. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities were $2.0 million, which resulted in a pre-tax loss of $0.4 million.

Summary

The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheets. Net assets of the discontinued operations totaled $25.5 million and $20.8 million as of December 31, 2000 and 2001, respectively.

The operating results of discontinued operations and the gain or loss on disposal are presented below. There were no operating results for the year ended December 31, 2001 because the operations were discontinued prior to January 1, 2001.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                            1999            2000
                                                                         ------------    ------------
         INCOME FROM DISCONTINUED OPERATIONS                                    (IN MILLIONS)
         Revenues:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................         453.8           117.6
           Real Estate Management Operations..........................           1.2              .4
                                                                         ------------    ------------
         Total revenues...............................................      $  455.0        $  118.0
                                                                         ============    ============
         Income from discontinued operations:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................          56.8            14.8
           Real Estate Management Operations..........................          (1.6)            (.3)
                                                                         ------------    ------------
         Income from discontinued operations before income taxes                55.2            14.5
         Income taxes.................................................          19.1             5.1
                                                                         ------------    ------------
         Income from discontinued operations, net of income taxes           $   36.1        $    9.4
                                                                         ============    ============

         LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS (Loss) gain on disposal:

           Reinsurance Operations.....................................      $ (173.1)       $ (103.0)
           Real Estate Management Operations..........................           5.9             (.6)
           Group Life and Health Operations...........................            --            71.7
                                                                         ------------    -------------
         Loss on disposal of discontinued operations before income
            taxes.....................................................        (167.2)          (31.9)
         Income taxes.................................................         (58.2)          (11.0)
                                                                         ------------    -------------
         Loss on disposal of discontinued operations, net of income
            taxes.....................................................      $ (109.0)       $  (20.9)
                                                                         ============    =============

14.      CLOSED BLOCK

On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 2000, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if such experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 2000 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in force.

Other than the provisions of SOP 00-3, Phoenix Life uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. In particular,

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

deferred policy acquisition costs are amortized in proportion to estimated gross margins and the liability for future benefits and services is calculated using the net level premium method.

SOP 00-3 requires the establishment of a policyholder dividend obligation for earnings that inure to benefit policyholders. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain inforce. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings of the closed block due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, Phoenix Life will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, Phoenix Life will recognize only the actual earnings in income. However, Phoenix Life may change policyholder dividend scales in the future which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. Investment earnings on these assets less allocated expenses and the amortization of deferred acquisition costs provide an additional source of earnings to our shareholders. In addition, the amortization of deferred acquisition costs requires the use of various assumptions. To the extent that actual experience is more or less favorable than assumed, shareholder earnings will be impacted.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the table below for assets and liabilities are those that enter into the determination of amounts to be paid to policyholders.

As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2000 to December 31, 2001 in excess of expected cumulative earnings do not inure to stockholders and have been used to establish a policyholder dividend obligation as of December 31, 2001. The initial policyholder dividend obligation of $115.5 million consists of $45.2 million of earnings for the period January 1, 2000 to June 30, 2001 and unrealized gains on assets in the closed block as of June 30, 2001 of $70.3 million. The increase in the policyholder dividend obligation of $51.7 million pre-tax, consists of $13.2 million of pre-tax earnings for the period July 1, 2001 to December 31, 2001 and the change in unrealized gains on assets in the closed block for the period July 1, 2001 to December 31, 2001 of $38.5 million, pre-tax. The following sets forth certain summarized financial information relating to the closed block as of the dates indicated:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                                     JUNE 30,        DECEMBER 31,
                                                                                       2001              2001
                                                                                   --------------  -----------------
                                                                                            (IN MILLIONS)
           Closed block liabilities:
           -------------------------
              Policy liabilities and accruals and policyholder deposit funds.....      $ 8,937.8          $ 9,150.2
              Policyholder dividends payable.....................................          364.2              357.3
              Policyholder dividend obligation...................................          115.5              167.2
              Other closed block liabilities.....................................           56.1               57.0
                                                                                   --------------  -----------------
                    Total closed block liabilities...............................        9,473.6            9,731.7
                                                                                   --------------  -----------------
           Closed block assets:
           --------------------
              Held-to-maturity debt securities at amortized cost.................        1,594.5                 --
              Available-for-sale debt securities at fair value...................        3,922.7            5,734.2
              Mortgage loans.....................................................          390.6              386.5
              Policy loans.......................................................        1,412.5            1,407.1
              Deferred income taxes..............................................          384.8              392.6
              Investment income due and accrued..................................          125.1              125.3
              Net due and deferred premiums......................................           39.4               41.1
              Cash and cash equivalents..........................................          186.1              239.7
              Other closed block assets..........................................            2.6               14.8
                                                                                   --------------  -----------------
                    Total closed block assets....................................        8,058.3            8,341.3
                                                                                   --------------  -----------------
           Excess of reported closed block liabilities over closed block assets        $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================


           Maximum future earnings to be recognized from closed block assets
              and liabilities....................................................      $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================
           Change in policyholder dividend obligation:
           -------------------------------------------
              Balance at beginning of period.....................................      $      --          $   115.5
              Change during the period...........................................          115.5               51.7
                                                                                   --------------  -----------------
              Balance at end of period...........................................      $   115.5          $   167.2
                                                                                   ==============  =================

The following sets forth certain summarized financial information relating to the closed block for the six months ended December 31, 2001 (in millions):


         Closed block revenues:
         ----------------------
                Premiums....................................................................         $ 565.7
                Net investment income.......................................................           281.1
                Realized investment losses, net.............................................           (18.4)
                                                                                               --------------
                     Total revenues.........................................................           828.4
                                                                                               --------------
         Closed block benefits and expenses:
         -----------------------------------
                Benefits to policyholders and increase in liabilities ......................           580.0
                Other operating costs and expenses..........................................             6.1
                Change in policyholder dividend obligation..................................            13.2
                Dividends to policyholders..................................................           190.8
                                                                                               --------------
                     Total benefits and expenses............................................           790.1
                                                                                               --------------
                     Contribution from the closed block, before income taxes................            38.3
                      Income tax expense....................................................            13.4
                                                                                               --------------
                     Contributions from closed block, after income taxes....................         $  24.9
                                                                                               ==============

15.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix Life, are stated at depreciated cost. Real estate occupied by Phoenix Life was $83.9 million and $79.1 million at December 31, 2000 and 2001, respectively. Phoenix Life provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

five to forty years. Accumulated depreciation and amortization was $204.0 million and $190.4 million at December 31, 2000 and 2001, respectively.

Rental expenses for operating leases, principally with respect to buildings, amounted to $16.3 million, $14.1 million and $13.4 million in 1999, 2000 and 2001, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $27.0 million as of December 31, 2001, payable as follows: 2002 -- $10.4 million; 2003 -- $7.1 million; 2004 -- $4.7 million; 2005 -- $3.0 million;
2006 -- $1.2 million; and $0.6 million thereafter.

16.      DIRECT BUSINESS WRITTEN AND REINSURANCE

Phoenix Life cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix Life remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix Life evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix Life on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997. In addition, Phoenix entered into two separate reinsurance agreements on October 1, 1998 and July 1, 1999 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. Also, Phoenix reinsures 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. In addition, Phoenix assumes and cedes business related to the group accident and health block in run-off. While Phoenix is not writing any new contracts, Phoenix is contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:




                                                                     1999             2000             2001
                                                                ---------------- ---------------  ---------------
                                                                                 (IN MILLIONS)
      Direct premiums..........................................      $  1,677.5      $  1,399.2      $  1,292.5
      Reinsurance assumed......................................           416.2           202.4            72.9
      Reinsurance ceded........................................          (323.0)         (280.9)         (221.5)
                                                                ---------------- ---------------  ---------------
      Net premiums.............................................         1,770.7         1,320.7         1,143.9
      Less net premiums of discontinued operations.............          (595.0)         (173.3)          (31.2)
                                                                ---------------- ---------------  ---------------
      Net premiums of continuing operations....................      $  1,175.7      $  1,147.4         1,112.7
                                                                ================ ===============  ===============
      Percentage of amount assumed to net premiums.............             24%             15%              6%
                                                                ================ ===============  ===============
      Direct policy and contract claims incurred...............      $    622.3      $    545.0      $    475.2
      Reinsurance assumed......................................           563.8           257.8           116.2
      Reinsurance ceded........................................          (285.4)         (216.2)         (226.1)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred..................           900.7           586.6           365.3
      Less net incurred claims of discontinued operations......          (661.7)         (234.6)          (13.9)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred
        of continuing operations...............................      $    239.0      $    352.0      $    351.4
                                                                ================ ===============  ===============

      Direct life insurance in force...........................      $131,052.1      $107,600.7      $111,743.1
      Reinsurance assumed......................................       139,649.9         1,736.4           464.4
      Reinsurance ceded........................................      (207,192.0)      (72,042.4)      (75,787.5)
                                                                ---------------- ---------------  ---------------
      Net insurance in force...................................        63,510.0        37,294.7        36,420.0
      Less insurance in force of discontinued operations.......        (1,619.5)             --            (1.0)

                                                                ---------------- ---------------  ---------------
      Net insurance in force of continuing operations..........      $ 61,890.5      $ 37,294.7      $ 36,419.0
                                                                ================ ===============  ===============
      Percentage of amount assumed to net
        insurance in force.....................................            220%              5%              1%
                                                                ================ ===============  ===============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Irrevocable letters of credit aggregating $17.5 million at December 31, 2001 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves. Additional collateral of $73.8 million was in the form of trust agreements for unauthorized reinsurers.

17.      PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 60.0% and 50.4% of the face value of total individual life insurance in force at December 31, 2000 and 2001, respectively. The premiums on participating life insurance policies were 76.8%, 73.1% and 65.3% of total individual life insurance premiums in 1999, 2000, and 2001, respectively.

18.      DEFERRED POLICY ACQUISITION COSTS

The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                                        1999          2000            2001
                                                                     -----------   ------------    -----------
                                                                                  (IN MILLIONS)
         Balance at beginning of year..............................  $ 1,058.2     $ 1,318.8        $1,019.0
         Acquisition cost deferred.................................      148.2         172.8           206.1
         Amortized to expense during the year......................     (147.9)       (356.0)         (133.0)
         Equity adjustment for policyholder dividend obligation             --            --             3.1
         Adjustment to net unrealized investment gains (losses)
         included in other comprehensive income....................      260.3        (116.6)           28.5
                                                                     -----------   ------------    -----------
         Balance at end of year....................................  $ 1,318.8     $ 1,019.0        $1,123.7
                                                                     ===========   ============    ===========

In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2002, 2003, 2004, 2005 and 2006 is $10.3 million, $9.2 million,
$7.9 million, $6.1 million and $4.8 million, respectively. The following is an analysis of PVFP for the years ended December 31:


                                              1999          2000         2001
                                            ----------    ----------   ----------
                                                       (IN MILLIONS)
         Balance at beginning of year.....    $ 136.8       $ 112.7       $ 96.9
         Amortization.....................      (24.1)        (15.8)       (16.3)
                                            ----------    ----------   ----------
         Balance at end of year...........    $ 112.7       $  96.9        $80.6
                                            ==========    ==========   ==========

Interest accrued on the unamortized PVFP balance for the years ended December 31, 1999, 2000 and 2001 was $8.9 million, $7.3 million and $5.8 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

In the fourth quarter of 2000, Phoenix's Board of Directors approved management's recommendation to reallocate assets supporting Phoenix's participating life policies. This asset reallocation resulted from (1) the execution of Phoenix's wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and (2) a review of assets appropriate for the closed block that would be established if Phoenix reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation impacted the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a $218.2 million charge to earnings ($141.8 million, net of tax).

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

19.      MINORITY INTEREST

Phoenix Life's interests in PFG Holdings are represented by ownership of approximately 67% of the outstanding shares of common stock at December 31, 2001. Earnings and equity attributable to minority stockholders are included in minority interest in the Consolidated Financial Statements.

20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents

The carrying amount of cash and cash equivalents approximates fair value.

Short-term investments

The carrying amount of short-term investments approximates fair value.

Debt securities

Fair values are based on quoted market prices where available or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

Derivative instruments

Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

Equity securities

Fair values are based on quoted market prices where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

Mortgage loans

Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Policy loans

Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

Venture capital partnerships

Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments.

At December 31, 2000, the fair values of the underlying investments were calculated as the closing market prices for investments that were publicly traded. For investments that were not publicly traded, fair value was based on estimated fair value as determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

At December 31, 2001, for underlying investments that were publicly traded, fair values were calculated using quoted market prices, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For investments that were not publicly traded, fair value was based on applying a public industry sector index to roll the value forward each quarter. Fair value also incorporated adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners).

Investment contracts

In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate plus 150 basis points was assumed to determine the present value of projected contractual liability payments through final maturity. The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate plus 150 basis points was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

Long-term debt

The fair value of surplus notes is determined based on contractual cash flows discounted at market rates.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fair value summary

The estimated fair values of the financial instruments as of December 31 were as follows:


                                                      2000                            2001
                                           ----------------------------   ------------------------------
                                             CARRYING         FAIR          CARRYING           FAIR
                                               VALUE          VALUE           VALUE            VALUE
                                           ------------    ------------   -------------    -------------
                                                                  (IN MILLIONS)
         FINANCIAL ASSETS:

         Cash and cash equivalents.....     $    720.0       $   720.0       $   547.9        $   547.9
         Short-term investments........            3.8             3.8             8.5              8.5
         Debt securities...............        8,058.6         8,077.9         9,599.2          9,599.2
         Equity securities.............          335.5           335.5           286.0            286.0
         Mortgage loans................          593.4           573.8           535.8            554.1
         Derivative instruments........             --             9.9            10.9             10.9
         Policy loans..................        2,105.2         2,182.7         2,172.2          2,252.9
         Venture capital partnerships            467.3           467.3           291.7            291.7
                                           ------------    ------------   -------------    -------------
         Total financial assets........     $ 12,283.8       $12,370.9       $13,452.2        $13,551.2
                                           ============    ============   =============    =============
         FINANCIAL LIABILITIES:
         Investment contracts..........     $    759.0       $   758.9       $ 1,413.0        $ 1,419.7
         Long-term debt................          425.1           428.2           175.0            175.0
                                           ------------    ------------   -------------    -------------
         Total financial liabilities...     $  1,184.1       $ 1,187.1       $ 1,588.0        $ 1,594.7
                                           ============    ============   =============    =============

21.      SEPTEMBER 11, 2001

For the year ended December 31, 2001, Phoenix Life received life insurance claims relating to the September 11, 2001 terrorist attacks totaling $11.7 million. Claim costs were $3.7 million, net of reinsurance, of which $2.1 million reduced net income and $1.6 million were funded by the closed block.

22.      COMMITMENTS AND CONTINGENCIES

Litigation. Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 13-- "Discontinued Operations." Phoenix makes off-balance sheet commitments related to venture capital partnerships. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

23.      STATUTORY FINANCIAL INFORMATION

Phoenix Life's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department of the State of New York ("Insurance Department"), as of December 31, 2000 and 2001. Phoenix Life's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix Life has received approval from the Insurance Department for this practice.

Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following reconciles the statutory net income of Phoenix Life as reported to regulatory authorities to the net income reported in these financial statements for the year ended:


                                                                      DECEMBER 31,
                                                         ----------------------------------------
                                                             1999          2000           2001
                                                         -----------    ----------    -----------
                                                                     (IN MILLIONS)
         Statutory net income.......................      $   131.3      $  266.1        $ (13.4)
         DAC, net ..................................          (24.3)       (181.2)          69.7
         Future policy benefits ....................          (27.5)         (2.5)         (18.5)
         Pension and postretirement expenses........           (8.6)         13.2           29.3
         Investment valuation allowances............           15.4         (45.9)        (138.4)
         Interest maintenance reserve...............           (7.2)        (26.1)          13.4
         Deferred income taxes......................            3.9          61.3           52.9
         Other, net.................................            6.2          (1.6)           6.1
                                                         -----------    ----------    -----------
         Net income, as reported....................      $    89.2      $   83.3        $   1.1
                                                         ===========    ==========    ===========

The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                       DECEMBER 31,
                                                            --------------------------------
                                                                  2000              2001
                                                                      (IN MILLIONS)
                                                            --------------------------------
         Statutory surplus, surplus notes and AVR......      $    1,883.2       $   1,373.2
         DAC, net......................................           1,062.2           1,225.5
         Future policy benefits........................            (536.0)           (701.9)
         Pension and postretirement expenses...........            (173.3)           (166.1)
         Investment valuation allowance................            (405.9)             66.7
         Interest maintenance reserve..................                .5              12.4
         Deferred income taxes.........................             108.5             122.0
         Surplus notes.................................            (161.4)           (163.3)
         Other, net....................................              63.1              63.6
                                                            --------------    --------------
         Equity, as reported...........................      $    1,840.9       $   1,832.1
                                                            ==============    ==============

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption decreased Phoenix Life's statutory surplus by $67.2 million, primarily as a result of impairment of investments and non-admitting investment income in excess of 90 days and non-admitting of certain assets of its subsidiaries.

                                     PART C

                                     PART C

                                OTHER INFORMATION

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements

              Condensed financial information is included in Part A. The financial statements are included in Part B.
         (b)  Exhibits
              (1) Resolution of Board of Directors Establishing the Separate Account is incorporated by reference to Registrant's Form N-4 (002-78020) Post-Effective Amendment No. 1 filed on April 30, 1983.
              (2) Rules and Regulations of Phoenix Home Life Variable Accumulation Account are incorporated by reference to Registrant's Form N-4 (002-78020) Post-Effective Amendment No. 1 filed on April 30, 1983 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

              (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000.*

                 (b) Form of Dealer Agreement is incorporated by reference to Registrant's N-4 (002-78020) Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.
              (4) Form of Contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on January 12, 2001.
              (5) Form of Application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on January 12, 2001.

              (6)(a) Charter and by-laws of Phoenix Life Insurance Company are incorporated by reference to registrant's Form N-4 (002-78020) Post-Effective Amendment No. 18 on June 22, 1992 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997.
                 (b) Amended and Restated By-laws of Phoenix Life Insurance Company, effective March 1, 2002.*

              (7)     Not Applicable.
              (8)     Not Applicable.

              (9)     Opinion and Consent of Richard J. Wirth, Esq.*
              (10)(a) Written Consent of Brian A. Giantonio, Esq.*
                  (b) Written Consent of PricewaterhouseCoopers LLP.*
              (11)    Not Applicable.
              (12)    Not Applicable.

              (13)(a) Explanation of Yield and Effective Yield Calculation is
                      incorporated by reference to registrant's Form N-4 (002-78020) Post-Effective Amendment No. 24 filed via Edgar on April 24, 1996.

                 (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Form N-4 (002-78020) Post-Effective Amendment No. 24 filed via Edgar on
                      April 24, 1996.


-----------------
* Filed herewith.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           NAME                       PRINCIPAL OCCUPATION
           DIRECTORS

           Sal H. Alfiero             Chairman and Chief Executive Officer
                                      Protective Industries LLC
                                      Buffalo, NY

                                      Various positions with Mark IV Industries

           J. Carter Bacot            Director (retired Chairman and Chief
                                      Executive Officer)
                                      The Bank of New York
                                      New York, NY


           Peter C. Browning          Dean
                                      McColl School of Business
                                      Charlotte, NC
                                      Chairman of the Board, NUCOR
                                      Various positions with Sunoco Products
                                      Company


           Arthur P. Byrne            President, Chief Executive Officer and
                                      Chairman
                                      The Wiremold Company
                                      West Hartford, CT
                                      Various positions with The Wiremold
                                      Company


           Sanford Cloud, Jr.         President and Chief Executive Officer,
                                      The National Conference for Community
                                      and Justice New York, NY


           Richard N. Cooper          Mauritus C. Boas Professor
                                      Center for International Affairs
                                      Harvard University
                                      Cambridge, MA
                                      Formerly Chairman of Central Intelligence
                                      Agency; Professor, Harvard University


           Gordon J. Davis, Esq.      Partner
                                      LeBoeuf, Lamb, Greene & MacRae
                                      New York, NY
                                      Formerly Partner of LeBoeuf, Lamb, Greene
                                      & MacRae

           Robert W. Fiondella*       Chairman of the Board and Chief Executive
                                      Officer
                                      The Phoenix Companies, Inc.
                                      Hartford, CT
                                      Various positions with Phoenix Life
                                      Insurance Company
                                      and its various subsidiaries

           Ann Maynard Gray           Director of The Phoenix Companies, Inc.
                                      Director of Duke Energy Corporation
                                      and Elan Corporation PLC and a trustee
                                      for J.P. Morgan Funds.
                                      Formerly, President of the Diversified
                                      Publishing Group of Capital
                                      Cities/ABC, Inc. from 1991 to 1999.

           John E. Haire              Executive Vice President
                                      Time Inc.
                                      New York, NY
                                      Executive Vice President, Time, Inc.
                                      Formerly Publisher, Time Magazine

           NAME                       PRINCIPAL OCCUPATION
           DIRECTORS

           Jerry J. Jasinowski        President
                                      National Association of Manufacturers
                                      Washington, D.C.
                                      Various positions with National
                                      Association of Manufacturers

           Thomas S. Johnson          Chairman and Chief Executive Officer
                                      Greenpoint Financial Corporation
                                      New York, NY


           John W. Johnstone          Retired
                                      Formerly Chairman and Chief Executive
                                      Officer, Olin Corporation

           Marilyn E. LaMarche        Limited Managing Director
                                      Lazard Freres & Co. LLC
                                      New York, NY
                                      Various positions with Lazard Freres
                                      & Co. LLC


           Philip R. McLoughlin**     Executive Vice President and Chief
                                      Investment Officer
                                      The Phoenix Companies, Inc.
                                      Hartford, CT
                                      Various positions with Phoenix Life
                                      Insurance Company
                                      and its various subsidiaries


           Robert F. Vizza            President
                                      Dolan Foundations
                                      Woodbury, NY
                                      Formerly President, Lustgarten Pancreatic
                                      Cancer Research Foundation and the
                                      Dolan Foundations; President and Chief
                                      Executive Officer, St. Francis Hospital

           Robert G. Wilson           Retired.  Consultant for thePit.com;
                                      Consultant for Logistics.com and
                                      LendingTree.com


           Dona D. Young*             President and Chief Operating Officer
                                      The Phoenix Companies, Inc.
                                      Hartford, CT
                                      Various positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries

           EXECUTIVE OFFICERS
           Carl T. Chadburn*          Executive Vice President
                                      Executive Vice President, The Phoenix
                                      Companies, Inc.
                                      Various positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries

           Robert W. Fiondella*       Chairman and Chief Executive Officer
                                      Chairman of the Board and Chief Executive
                                      Officer, The Phoenix Companies,
                                      Inc.
                                      Various positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries

           Philip R. McLoughlin**     Executive Vice President
                                      Executive Vice President and Chief
                                      Investment Officer, The Phoenix
                                      Companies, Inc.
                                      Various positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries

           NAME                       PRINCIPAL OCCUPATION
           DIRECTORS

           Coleman D. Ross            Executive Vice President and Chief
                                      Financial Officer
                                      Executive Vice President and Chief
                                      Financial Officer, The Phoenix Companies,
                                      Inc.
                                      Formerly Executive Vice-President and
                                      Chief Financial Officer of Trenwick
                                      Group Ltd.; formerly a partner with
                                      PricewaterhouseCoopers.


           David W. Searfoss*         Executive Vice President
                                      Executive Vice President, The Phoenix
                                      Companies, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries

           Simon Y. Tan*              Executive Vice President
                                      Executive Vice President, The Phoenix
                                      Companies, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries

           Dona D. Young*             President and Chief Operating Officer
                                      President and Chief Operating Officer,
                                      The Phoenix Companies, Inc. Various
                                      positions with Phoenix Life Insurance
                                      Company and its various subsidiaries

           SENIOR OFFICERS
           Michael J. Gillotti*       Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Companies, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries


           Joseph E. Kelleher****     Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Companies, Inc.
                                      Various positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries


           Robert G. Lautensack*      Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Companies, Inc.
                                      Various positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries


           Bonnie J. Malley           Senior Vice President and Chief
                                      Accounting Officer Senior Vice President and Chief Accounting Officer of The
                                      Phoenix Companies, Inc. Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Sharry A. Manetta*         Senior Vice President
                                      Various positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries Formerly Chief Executive
                                      Officer and Chief Financial Officer of
                                      HealthRight, Inc.; Consultant - self
                                      employed

           Maura L. Melley*           Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Company, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries

           Gina C. O'Connell**        Senior Vice President
                                      Senior Vice President, Life and Annuity
                                      Operations, The Phoenix Companies, Inc.
                                      Various positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries

           NAME                       PRINCIPAL OCCUPATION

           Charles L. Olson***        Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Company, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries; various positions
                                      with Phoenix Duff and Phelps

           Richard R. Paton*          Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Company, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries; Formerly Chief Risk
                                      Management, MPTN Foxwoods Casino Resort;
                                      Director, Corporate Risk Management,
                                      Berkshire Health Systems

           Robert E. Primmer*         Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Company, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries

           Tracy L. Rich*             Senior Vice President
                                      Senior Vice President of The
                                      Phoenix Company, Inc. Various
                                      positions with Phoenix Life
                                      Insurance Company and its various
                                      subsidiaries Formerly held various
                                      positions with Massachusetts Mutual
                                      Life; various positions with
                                      Connecticut Mutual Life

           Christopher M. Wilkos**    Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Company, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries; Formerly Vice
                                      President, Portfolio Strategy, Connecticut
                                      Mutual Life Insurance Company

           Walter H. Zultowski*       Senior Vice President
                                      Senior Vice President of The Phoenix
                                      Companies, Inc. Various positions with
                                      Phoenix Life Insurance Company and its
                                      various subsidiaries Formerly Senior Vice
                                      President, LIMRA International

           * The principal business address of this individual is One American Row, Hartford, CT
           ** The principal business address of this individual is 56 Prospect Street, Hartford, CT
           *** The principal business address of this individual is 38 Prospect Street, Hartford, CT.
           **** The principal business address of this individual is 111
                Founders Plaza, Suite 400, East Hartford, CT


 ITEM 26.NOT APPLICABLE

 ITEM 27.NUMBER OF CONTRACTOWNERS

 As of April 1, 2002, there have been 2 contracts sold.


ITEM 28. INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the by-laws of the Phoenix Life Insurance Company provides: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person is or was a Director or Officer of the Company; or serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the
Company...."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS
1.    Phoenix Equity Planning Corporation ("PEPCO")

          (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

          (b)  Directors and Officers of PEPCO


               NAME                   POSITION

               Stephen D. Gresham*    Executive Vice President, Chief Sales and
                                      Marketing Officer
               Michael E. Haylon*     Director
               Philip R. McLoughlin*  Director and Chairman
               William R. Moyer*      Director, Executive Vice President, Chief
                                      Financial Officer and Treasurer
               John F. Sharry*        President, Private Client Group

               *The business address of this individual is 56 Prospect Street,
                Hartford, CT

          (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contracts.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
      Item 7, Part II of registrant's Post-Effective Amendment No. 1 is hereby incorporated by reference.

ITEM 31.  MANAGEMENT SERVICES
      Not applicable.

ITEM 32.  UNDERTAKINGS
      Not applicable

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of April, 2002.


                                      PHOENIX LIFE INSURANCE COMPANY


                                      By: _____________________________

                                      Robert W. Fiondella*
                                      Chairman and Chief Executive Officer


                                      PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT


                                      By: _____________________________
                                      Robert W. Fiondella*
                                      Chairman and Chief Executive Officer
                                      Phoenix Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 29th day of April, 2002.


           SIGNATURE                        TITLE
           ---------                        -----

____________________________________        Director
*Sal H. Alfiero


____________________________________        Director
*John C. Bacot

____________________________________        Director
*Peter C. Browning


____________________________________        Director
*Arthur P. Byrne


____________________________________        Director
*Sanford Cloud, Jr.


____________________________________        Director
*Richard N. Cooper

____________________________________        Director
*Gordon J. Davis

____________________________________        Chairman of the Board
*Robert W. Fiondella                        and Chief Executive Officer
                                            (Principal Executive Officer)

           SIGNATURE                        TITLE
           --------                         -----

____________________________________        Director
*John E. Haire

____________________________________        Director
*Jerry J. Jasinowski

____________________________________        Director
*Thomas S. Johnson

____________________________________        Director
*John W. Johnstone

____________________________________        Director
*Marilyn E. LaMarche

____________________________________        Director, Executive Vice President
*Philip R. McLoughlin                       and Chief Investment Officer


____________________________________        Director
*Robert F. Vizza

____________________________________        Director
*Robert G. Wilson

____________________________________        Director, President and Chief
                                            Operating Officer
*Dona D. Young


By:  /s/ Dona D. Young
     -----------------
*Dona D. Young, as Attorney-in-Fact pursuant to Powers of Attorney, copies of which were filed previously.

                                      S-2